UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 through June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Fergus Reid, III

Chairman and Director

William J. Armstrong

Director

John F. Finn

Director

Dr. Matthew Goldstein

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Marilyn McCoy

Director

William G. Morton, Jr.

Director

Dr. Robert A. Oden, Jr.

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Leonard M. Spalding, Jr.

Director

Patricia A. Maleski

President and Principal Executive Officer

Joy C. Dowd

Treasurer and Principal Financial Officer

Stephen M. Ungerman

Chief Compliance Officer

Frank J. Nasta

Secretary

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

SEMI -ANNUAL REPORT

JUNE 30, 2012

(UNAUDITED)

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

Dear Shareholders:

2012 Six Month Review

The six months ended June 30, 2012 was another period defined by investors’ risk on, risk off mentality, a theme that has prevailed in recent years amid ongoing macroeconomic and geopolitical concerns. Europe’s woes continued to be a major source of uncertainty in capital markets —  yields on 10-year Spanish government bonds exceeded 7% in June. In the Middle East, focus on the social and political unrest resulting from 2011’s “Arab Spring” has shifted toward escalating tension surrounding Iran’s nuclear program. Even the U.S., a relative bright spot of late, saw disappointing employment data, raising questions about the sustainability of economic growth. Accordingly, the U.S. Federal Reserve maintained their commitment to keep interest rates low for the foreseeable future, with many investors anticipating additional rounds of quantitative easing. Despite these macroeconomic concerns, the health of U.S. companies remained relatively robust. This strength, along with investors’ continued search for yield in a low interest rate environment, helped support high-yield fixed income securities during the six months ended June 30, 2012.

For the six months ended 2012, the Pacholder High Yield Fund, Inc. (the “Fund”) returned 9.4% based on net asset value (“NAV”) compared to the 6.69% return for the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) and the 8.76% average total return of the Morningstar Closed-End High Yield Category.

The Fund’s relative outperformance versus the Index for the reporting period was due in large part to security selection in the financial and media/telecom sectors. Security selection in the healthcare and food/tobacco sectors detracted from relative performance.

Fund Strategy

The Fund continued to use a credit bar bell investment strategy. To implement this strategy, the Fund invested a portion of its assets in relatively liquid high yield securities that demonstrated improving fundamentals, and took targeted credit risk when the Fund’s portfolio managers’ analysis indicated a favorable risk/reward opportunity. This targeted credit risk included investments in performing and non-performing bonds and loan assignments of firms that were trading at distressed levels or emerging from an administrative re-organization.

Auction Rate Preferred Shares and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s ARPS have failed since February 13, 2008. Since that time, a number of broker-dealers have repurchased auction rate securities from certain clients. Any action taken by the Fund to provide liquidity to the ARPS must be in the best interest of the Fund as a whole.

During the year the Fund paid a monthly dividend of $0.07 per common share and anticipates paying a monthly dividend of $0.07, subject to market conditions and the requirement that the Fund maintain asset coverage of at least 200% of the ARPS after payment of dividends. The amount of monthly dividend may be more or less than the actual income earned by the Fund in a given month and the Board of Directors will continue to monitor the appropriateness of the dividend level in light of market conditions and income earned by the Fund over time.

On July 12, 2012, due to changes to its rating methodology for securities issued by Closed-End Funds, Moody’s downgraded the Fund’s ARPS from Aaa to Aa3. There was no impact to the Fund’s performance and no change to its investment strategy as a result of this downgrade.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

George C.W. Gatch

CEO-Global Funds Management

J.P. Morgan Asset Management

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Total Return *	Net Asset Value (NAV)	Market Price
6 Months#	9.40%	9.39%
1 Year	3.55%	5.80%
5 Year	7.54%	10.52%
10 Year	14.64%	13.63%

Price per share at June 30, 2012	$8.19	$9.33

*	Total returns assume the reinvestment of all dividends and capital gains, if any. Total returns shown are average annual returns unless otherwise noted.
#	Not Annualized.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONVERTIBLE BONDS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
HOTELS, RESTAURANTS & LEISURE — 0.1%
Real Mex Restaurants, Inc., PIK, 1.120%, 03/21/18[3,9]	$77	$76,923	0.1%

MATERIALS — 0.0%[12]
CONSTRUCTION MATERIALS — 0.0%[12]
U.S. Concrete, Inc., Private Placement, Sec’d Nt, 9.500%, 08/31/15[2,7]	46	48,472	0.0	[12]

Total Convertible Bonds
(cost $122,923)		125,395	0.1

CORPORATE BONDS — 110.2%
CONSUMER DISCRETIONARY — 26.9%
AUTO COMPONENTS — 0.4%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22	215	214,731	0.2
UCI International, Inc., Co Guar, 8.625%, 02/15/19	250	251,563	0.2

		466,294	0.4
AUTOMOBILES — 2.6%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d Nt, 8.000%, 06/15/19	200	205,500	0.2
8.250%, 06/15/21	800	822,000	0.8
Ford Holdings LLC, 9.300%, 03/01/30	262	357,630	0.3
9.375%, 03/01/20[10]	150	187,875	0.2
Ford Motor Co., 7.750%, 06/15/43	750	856,875	0.8
8.900%, 01/15/32	125	169,844	0.1
Ford Motor Co., Nt, 9.980%, 02/15/47	125	177,500	0.2
Motors Liquidation Co., 0.000%, 03/15/36[1,3,4,9]	55 Units	—	0.0
5.250%, 03/06/32[3,9]	25 Units	3	0.0	[12]
6.250%, 07/15/33[3,9]	15 Units	1	0.0	[12]
7.250%, 04/15/41[3,9]	— Units[11]	—	0.0
7.250%, 07/15/41[3,9]	— Units[11]	—	0.0
7.250%, 02/15/52[3,9]	7 Units	1	0.0	[12]
7.375%, 05/15/48[3,9]	10 Units	1	0.0	[12]
7.375%, 10/01/51[3,9]	— Units[11]	—	0.0

AUTOMOBILES (continued)
Motors Liquidation Co., Debentures, 6.750%, 05/01/28[1,3,4,9]	$50	$—	0.0%
8.100%, 06/15/24[1,3,4,9]	1,725	2	0.0	[12]
8.375%, 07/15/33[1,3,4,9]	425	—	0.0

		2,777,232	2.6
BROADCASTING & CABLE TV — 4.6%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125	—	0.0
Adelphia Communications Corp., Sr Nt, 8.125%, 07/15/03[1,4]	750	5,625	0.0	[12]
9.375%, 11/15/09[1,4]	560	4,200	0.0	[12]
Cablevision Systems Corp., 8.000%, 04/15/20	370	399,600	0.4
Cablevision Systems Corp., Sr Unsec’d Nt, 8.625%, 09/15/17	187	208,505	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	258	278,640	0.3
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar, 6.500%, 04/30/21	146	155,490	0.2
6.625%, 01/31/22	108	115,560	0.1
7.250%, 10/30/17	100	109,000	0.1
7.375%, 06/01/20	35	38,456	0.0	[12]
8.125%, 04/30/20	450	501,750	0.5
Cequel Communications Holdings I LLC and Cequel Capital Corp., Private Placement, Sr Nt, 8.625%, 11/15/17[2]	248	267,220	0.3
CSC Holdings LLC, Private Placement, Sr Unsec’d, 6.750%, 11/15/21[2]	175	186,375	0.2
DISH DBS Corp., Private Placement, Sr Nt, Co Guar, 4.625%, 07/15/17[2]	17	17,021	0.0	[12]
DISH DBS Corp., Sr Nt, Co Guar, 6.750%, 06/01/21	600	648,000	0.6
7.875%, 09/01/19	110	126,775	0.1
Harron Communications LP/Harron Finance Corp., Private Placement, Sr Nt, 9.125%, 04/01/20[2]	160	165,600	0.2
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr Unsec’d Nt, 8.500%, 10/15/15	67	68,843	0.1
Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	211	231,572	0.2

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

BROADCASTING & CABLE TV (continued)
Mediacom LLC/Mediacom Capital Corp., Sr Unsec’d, 7.250%, 02/15/22	$100	$101,750	0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 8.125%, 12/01/17[2]	345	370,875	0.3
UPCB Finance III Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 6.625%, 07/01/20[2]	150	152,250	0.1
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 7.250%, 11/15/21[2]	300	313,500	0.3
Videotron Ltee, Private Placement, Co Guar, (Canada), 5.000%, 07/15/22[2]	50	50,750	0.0	[12]
Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	325	365,219	0.3

		4,882,576	4.6
GAMING — 5.1%
American Casino & Entertainment Properties LLC, Sr Sec’d Nt, 11.000%, 06/15/14	100	105,000	0.1
Ameristar Casinos, Inc., Nt, Co Guar, 7.500%, 04/15/21	220	235,400	0.2
Chukchansi Economic Development Authority, Private Placement, Sec’d Nt, 9.750%, 05/30/20[2,3,9]	728	582,400	0.5
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d Nt, PIK, 11.500%, 01/15/17	317	336,158	0.3
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	225	232,312	0.2
Isle of Capri Casinos, Inc., Sr Nt, Co Guar, 7.750%, 03/15/19	260	266,500	0.3
MCE Finance Ltd., Sr Sec’d Nt, (Cayman Islands), 10.250%, 05/15/18	175	198,187	0.2
MGM Resorts International, Co Guar,
7.625%, 01/15/17	101	104,283	0.1
7.750%, 03/15/22	54	55,755	0.1
10.000%, 11/01/16	1,000	1,107,500	1.0

GAMING (continued)
MGM Resorts International, Private Placement, Co Guar, 8.625%, 02/01/19[2]	$180	$192,600	0.2%
Peninsula Gaming LLC/Peninsula Gaming Corp., Co Guar, 10.750%, 08/15/17	209	238,260	0.2
Pinnacle Entertainment, Inc., 8.750%, 05/15/20	190	208,050	0.2
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d, 9.500%, 06/15/19[2]	65	67,519	0.1
ROC Finance LLC/ROC Finance 1 Corp., Private Placement, Sec’d Nt, 12.125%, 09/01/18[2]	235	264,375	0.2
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 2.968%, 03/15/14[2]	500	485,000	0.5
Seneca Gaming Corp., Private Placement, 8.250%, 12/01/18[2]	210	215,250	0.2
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2,10]	550	420,750	0.4
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Private Placement, Sec’d Nt, 8.625%, 04/15/16[2]	100	105,500	0.1
Yonkers Racing Corp., Private Placement, Sec’d Nt, 11.375%, 07/15/16[2]	15	15,938	0.0	[12]

		5,436,737	5.1
HOTELS, RESTAURANTS & LEISURE — 1.4%
Burger King Corp., Sr Nt, Co Guar, 9.875%, 10/15/18	50	56,938	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar, 9.125%, 08/01/18	100	111,000	0.1
Cinemark USA, Inc., Sr Nt, Co Guar, 8.625%, 06/15/19	185	204,887	0.2
CKE Restaurants, Inc., Sr Sec’d Nt, 11.375%, 07/15/18	235	268,488	0.3
DineEquity, Inc., Sr Nt, Co Guar, 9.500%, 10/30/18	90	98,550	0.1

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE (continued)
Felcor Lodging LP, Sr Sec’d, 6.750%, 06/01/19	$155	$158,681	0.2%
Real Mex Restaurants, Inc.,
PIK, 7.000%, 03/15/14[3,9]	147	147,049	0.1
11.000%, 03/15/14[3,9]	92	91,549	0.1
Ruby Tuesday, Inc., Private Placement, Co Guar, 7.625%, 05/15/20[2]	177	157,972	0.1
Vail Resorts, Inc., Co Guar, 6.500%, 05/01/19	100	105,000	0.1
Wok Acquisition Corp., Private Placement, Sr Unsec’d, 10.250%, 06/30/20[2]	45	46,350	0.0	[12]

		1,446,464	1.4
HOUSEHOLD DURABLES — 1.9%
American Standard Americas, Private Placement, 10.750%, 01/15/16[2]	100	86,750	0.1
KB Home, Co Guar, 6.250%, 06/15/15	211	208,890	0.2
KB Home, Sr Nt, Co Guar, 5.875%, 01/15/15	105	103,950	0.1
Lennar Corp., Nt, Co Guar, 12.250%, 06/01/17	200	258,500	0.2
Lennar Corp., Sr Nt, 6.950%, 06/01/18	190	202,825	0.2
Libbey Glass, Inc., Private Placement, Co Guar, 6.875%, 05/15/20[2]	81	83,228	0.1
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	200	206,500	0.2
MDC Holdings, Inc., Co Guar, 5.625%, 02/01/20	140	139,610	0.1
Meritage Homes Corp., Private Placement, Sr Nt, 7.000%, 04/01/22[2]	95	97,850	0.1
Standard Pacific Corp., Sec’d Nt, 8.375%, 05/15/18	205	223,962	0.2
Standard Pacific Corp., Sr Nt, 10.750%, 09/15/16	210	247,800	0.2
Standard Pacific Corp., Sr Nt, Co Guar, 8.375%, 01/15/21	105	113,925	0.1
Toll Brothers Finance Corp., Co Guar, 6.750%, 11/01/19	65	71,981	0.1

		2,045,771	1.9

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Eastman Kodak Co., Private Placement, 9.750%, 03/01/18[1,2,4]	$162	$102,060	0.1%
FGI Operating Co. LLC/FGI Finance, Inc., Private Placement, Sec’d, 7.875%, 05/01/20[2]	157	163,672	0.2
Icon Health & Fitness, Private Placement, 11.875%, 10/15/16[2]	225	196,312	0.2

		462,044	0.5
MEDIA — 7.3%
Clear Channel Communications, Inc., Sr Sec’d Nt, 9.000%, 03/01/21	400	348,000	0.3
Clear Channel Worldwide Holdings, Inc., Private Placement, Co Guar,
7.625%, 03/15/20[2]	275	268,812	0.3
7.625%, 03/15/20[2]	25	23,938	0.0	[12]
Clear Channel Worldwide Holdings, Inc., Sr Nt, 9.250%, 12/15/17	125	135,937	0.1
9.250%, 12/15/17	400	436,000	0.4
Gannett Co., Inc., Nt, Co Guar,
6.375%, 09/01/15	50	53,250	0.1
7.125%, 09/01/18	200	214,000	0.2
Hughes Satellite Systems Corp., Sr Nt, Co Guar, 7.625%, 06/15/21	85	92,438	0.1
Hughes Satellite Systems Corp., Sr Sec’d Nt, 6.500%, 06/15/19	88	93,500	0.1
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg), 8.500%, 11/01/19	150	166,125	0.2
Intelsat Jackson Holdings S.A., Nt, Co Guar, (Luxembourg), 7.250%, 04/01/19	200	210,000	0.2
Intelsat Jackson Holdings S.A., Private Placement, Co Guar, (Luxembourg), 7.250%, 10/15/20[2]	225	236,250	0.2
Intelsat Jackson Holdings S.A., Sr Nt, Co Guar, (Luxembourg), 7.250%, 10/15/20	150	157,875	0.2
Intelsat Luxembourg S.A., (Luxembourg), PIK, 11.500%, 02/04/17	1,132	1,168,660	1.1
Intelsat Luxembourg S.A., Private Placement, Nt, Co Guar, (Luxembourg), PIK, 11.500%, 02/04/17[2]	160	165,200	0.2

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Intelsat Luxembourg S.A., Sr Nt, Co Guar, (Luxembourg), 11.250%, 02/04/17	$250	$257,500	0.2%
McClatchy Co. (The), 11.500%, 02/15/17	140	145,250	0.1
Media General, Inc., 11.750%, 02/15/17	480	514,800	0.5
NAI Entertainment Holdings LLC, Private Placement, 8.250%, 12/15/17[2]	100	110,500	0.1
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	400	422,500	0.4
Radio One, Inc., Sr Sub Nt, Co Guar, PIK, 15.000%, 05/24/16	542	429,253	0.4
Regal Cinemas Corp., Nt, Co Guar, 8.625%, 07/15/19	150	165,375	0.2
Sinclair Television Group, Inc., Co Guar, 8.375%, 10/15/18	200	218,000	0.2
Sinclair Television Group, Inc., Private Placement, Sec’d Nt, 9.250%, 11/01/17[2]	200	221,000	0.2
Telesat Canada/Telesat LLC, (Canada), 12.500%, 11/01/17[10]	150	167,250	0.2
Telesat Canada/Telesat LLC, Private Placement, Sr Unsec’d, (Canada), 6.000%, 05/15/17[2]	240	244,200	0.2
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	150	151,125	0.1
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
6.875%, 05/15/19[2]	290	298,700	0.3
7.875%, 11/01/20[2]	220	235,400	0.2
Valassis Communications, Inc., Sr Nt, Co Guar, 6.625%, 02/01/21	150	145,500	0.1
WMG Acquisition Corp., Co Guar, 11.500%, 10/01/18	90	99,450	0.1
WMG Acquisition Corp., Sr Sec’d Nt, 9.500%, 06/15/16	100	109,000	0.1

		7,704,788	7.3
MULTILINE RETAIL — 0.1%
Sears Holdings Corp., Sr Sec’d Nt, 6.625%, 10/15/18	125	111,562	0.1

SPECIALTY RETAIL — 2.0%
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2]	$455	$460,119	0.4%
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19	707	604,485	0.6
Gymboree Corp., Co Guar, 9.125%, 12/01/18	350	324,625	0.3
Neebo, Inc., 15.000%, 06/30/16	173	163,875	0.2
Needle Merger Sub Corp., Private Placement, Sr Nt, 8.125%, 03/15/19[2]	200	199,000	0.2
Number Merger Sub, Inc., Private Placement, Sr Nt, 11.000%, 12/15/19[2]	125	135,000	0.1
Toys R Us - Delaware, Inc., Private Placement, Sr Sec’d, 7.375%, 09/01/16[2]	250	247,500	0.2

		2,134,604	2.0
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Fifth & Pacific Cos., Inc., Private Placement, Sr Sec’d, 10.500%, 04/15/19[2]	300	333,750	0.3
Quiksilver, Inc., 6.875%, 04/15/15	748	721,820	0.7

		1,055,570	1.0
Total Consumer Discretionary		28,523,642	26.9

CONSUMER STAPLES — 4.5%
BEVERAGES — 0.3%
Constellation Brands, Inc., Sr Nt, Co Guar, 6.000%, 05/01/22	210	225,750	0.2
7.250%, 09/01/16	100	113,250	0.1

		339,000	0.3
FOOD & STAPLES RETAILING — 2.7%
Ingles Markets, Inc., 8.875%, 05/15/17	190	206,863	0.2
New Albertsons, Inc., Unsec’d Nt,
7.450%, 08/01/29	375	275,625	0.2
8.000%, 05/01/31	375	290,625	0.3
Rite Aid Corp., 9.500%, 06/15/17	1,500	1,533,750	1.5
Rite Aid Corp., Private Placement, Co Guar, 9.250%, 03/15/20[2]	150	150,000	0.1
SUPERVALU, Inc., Sr Unsec’d Nt, 7.500%, 11/15/14	400	406,000	0.4

		2,862,863	2.7

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FOOD PRODUCTS — 1.1%
Bumble Bee Acquisition Corp., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	$158	$157,605	0.2%
Dean Foods Co., Co Guar, 7.000%, 06/01/16	110	116,875	0.1
Dean Foods Co., Sr Nt, Co Guar, 9.750%, 12/15/18	45	50,175	0.1
Eurofresh, Inc., PIK, 15.000%, 11/18/16[3,9,16]	507	—	0.0
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt,
7.250%, 06/01/21[2]	45	41,850	0.0	[12]
8.250%, 02/01/20[2]	98	95,305	0.1
JBS USA LLC/JBS USA Finance, Inc., Sr Nt, Co Guar, 11.625%, 05/01/14	130	147,875	0.1
Pilgrim’s Pride Corp., Co Guar, 7.875%, 12/15/18	105	106,444	0.1
Simmons Foods, Inc., Private Placement, 10.500%, 11/01/17[2]	325	305,500	0.3
Smithfield Foods, Inc., Sr Unsec’d Nt, 7.750%, 07/01/17	130	143,812	0.1

		1,165,441	1.1
HOUSEHOLD PRODUCTS — 0.0%[12]
Armored Autogroup, Inc., Private Placement, Co Guar, 9.250%, 11/01/18[2]	26	22,425	0.0	[12]

PERSONAL PRODUCTS — 0.3%
American Achievement Corp., Private Placement, 10.875%, 04/15/16[2]	360	261,900	0.3
Visant Corp., Co Guar, 10.000%, 10/01/17	6	5,955	0.0	[12]

		267,855	0.3
TOBACCO — 0.1%
Alliance One International, Inc., Nt, 10.000%, 07/15/16	155	155,387	0.1

Total Consumer Staples		4,812,971	4.5

ENERGY — 14.0%
ENERGY EQUIPMENT & SERVICES — 2.0%
Global Geophysical Services, Inc., 10.500%, 05/01/17	50	47,625	0.0	[12]
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2,10]	72	75,420	0.1

ENERGY EQUIPMENT & SERVICES (continued)
Key Energy Services, Inc., Nt, 6.750%, 03/01/21	$165	$160,875	0.1%
Key Energy Services, Inc., Private Placement, Co Guar, 6.750%, 03/01/21[2]	90	87,300	0.1
McJunkin Red Man Corp., Sr Sec’d Nt, 9.500%, 12/15/16	150	162,000	0.2
Ocean Rig UDW, Inc., Sr Unsec’d Nt, 9.500%, 04/27/16	300	289,500	0.3
Oil States International, Inc., Co Guar, 6.500%, 06/01/19	360	374,400	0.3
Petroleum Geo-Services ASA, Private Placement, Co Guar, (Norway), 7.375%, 12/15/18[2]	200	205,500	0.2
PHI, Inc., 8.625%, 10/15/18	310	313,100	0.3
Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	300	298,500	0.3
Trinidad Drilling Ltd., Private Placement, Sr Unsec’d Nt, (Canada), 7.875%, 01/15/19[2]	130	138,125	0.1

		2,152,345	2.0
OIL, GAS & CONSUMABLE FUELS — 12.0%
Alpha Natural Resources, Inc., Co Guar,
6.000%, 06/01/19	35	29,838	0.0	[12]
6.250%, 06/01/21	125	105,625	0.1
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Co Guar, 9.625%, 10/15/18	240	237,000	0.2
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar,
6.750%, 05/20/20	126	128,520	0.1
7.000%, 05/20/22	162	166,860	0.2
AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	70	70,350	0.1
Antero Resources Finance Corp., Nt, 9.375%, 12/01/17	102	112,710	0.1
Arch Coal, Inc., 7.250%, 10/01/20	15	12,675	0.0	[12]
Arch Coal, Inc., Co Guar,
7.000%, 06/15/19	175	147,875	0.1
7.250%, 06/15/21	205	171,688	0.2
Bill Barrett Corp., 9.875%, 07/15/16	150	165,750	0.2
Bill Barrett Corp., Sr Nt, Co Guar, 7.625%, 10/01/19	505	505,000	0.5

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Co Guar, 9.375%, 05/01/19	$33	$33,082	0.0%[12]
Calumet Specialty Products Partners LP/Calumet Finance Corp., Nt, Co Guar, 9.375%, 05/01/19	100	100,250	0.1
Calumet Specialty Products Partners LP/Calumet Finance Corp., Private Placement, Sr Nt, 9.625%, 08/01/20[2]	150	152,250	0.1
Chesapeake Energy Corp., Co Guar, 6.775%, 03/15/19	200	195,000	0.2
Chesapeake Midstream Partners LP/CHKM Finance Corp., Co Guar, 6.125%, 07/15/22	156	152,880	0.2
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Private Placement, Sr Nt, Co Guar, 6.625%, 11/15/19[2]	200	180,000	0.2
Cimarex Energy Co., Co Guar, 5.875%, 05/01/22	72	74,790	0.1
Citgo Petroleum Corp., Private Placement, Sr Nt, 11.500%, 07/01/17[2]	300	336,750	0.3
Comstock Resources, Inc., 7.750%, 04/01/19	75	69,000	0.1
Comstock Resources, Inc., Sr Nt, 8.375%, 10/15/17	331	319,415	0.3
Comstock Resources, Inc., Sr Nt, Co Guar, 9.500%, 06/15/20	154	151,690	0.1
Concho Resources, Inc., Co Guar, 6.500%, 01/15/22	230	239,200	0.2
Consol Energy, Inc.,
8.000%, 04/01/17	50	51,875	0.1
8.250%, 04/01/20	145	152,250	0.1
Continental Resources, Inc., 7.125%, 04/01/21	75	83,625	0.1
Continental Resources, Inc., Private Placement, Co Guar, 5.000%, 09/15/22[2]	260	263,900	0.2
Crosstex Energy LP/Crosstex Energy Finance Corp., Private Placement, Co Guar, 7.125%, 06/01/22[2]	191	188,135	0.2
El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	85	98,649	0.1

OIL, GAS & CONSUMABLE FUELS (continued)
Ferrellgas LP/Ferrellgas Finance Corp., Sr Unsec’d Nt,
6.500%, 05/01/21	$93	$84,862	0.1%
9.125%, 10/01/17	82	85,690	0.1
Forest Oil Corp., Nt, 7.250%, 06/15/19	644	590,870	0.6
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, 7.625%, 04/15/21[2]	75	79,875	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Private Placement, Co Guar, 6.500%, 03/01/20[2]	125	125,937	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Sr Unsec’d Nt, 8.250%, 03/15/18	130	137,800	0.1
Inergy LP/Inergy Finance Corp., Co Guar, 6.875%, 08/01/21	74	74,000	0.1
Inergy LP/Inergy Finance Corp., Co Guar, Sr Nt, 7.000%, 10/01/18	250	257,500	0.2
Laredo Petroleum, Inc., Private Placement, Co Guar, 7.375%, 05/01/22[2]	135	140,400	0.1
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	150	159,375	0.1
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar, 6.250%, 06/15/22	210	216,300	0.2
Newfield Exploration Co., Sr Sec’d, 5.625%, 07/01/24	105	107,363	0.1
NFR Energy LLC/NFR Energy Finance Corp., Private Placement, 9.750%, 02/15/17[2]	360	298,800	0.3
NGPL PipeCo LLC, Private Placement, Sr Sec’d, 9.625%, 06/01/19[2]	78	83,655	0.1
OGX Austria GmbH, Private Placement, Co Guar, (Austria), 8.375%, 04/01/22[2]	200	172,500	0.2
PBF Holding Co. LLC/PBF Finance Corp., Private Placement, Sr Sec’d Nt, 8.250%, 02/15/20[2]	329	328,178	0.3
Peabody Energy Corp., Private Placement, Co Guar,
6.000%, 11/15/18[2]	115	114,425	0.1
6.250%, 11/15/21[2]	200	198,000	0.2

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Penn Virginia Corp., 10.375%, 06/15/16	$21	$20,160	0.0%[12]
Penn Virginia Corp., Co Guar, 7.250%, 04/15/19	85	70,125	0.1
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Private Placement, Co Guar, 8.375%, 06/01/20[2]	137	139,055	0.1
PetroHawk Energy Corp., Sr Nt, Co Guar, 6.250%, 06/01/19	260	290,932	0.3
Pioneer Drilling Co., 9.875%, 03/15/18	120	126,000	0.1
Pioneer Drilling Co., Private Placement, Co Guar, 9.875%, 03/15/18[2]	85	89,250	0.1
QEP Resources, Inc., 6.875%, 03/01/21	140	155,400	0.1
QEP Resources, Inc., Sr Unsec’d Nt, 5.375%, 10/01/22	180	180,450	0.2
Range Resources Corp., 6.750%, 08/01/20	20	21,700	0.0	[12]
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar, 6.500%, 07/15/21	320	336,000	0.3
Samson Investment Co., Private Placement, Sr Unsec’d Nt, 9.750%, 02/15/20[2]	200	199,000	0.2
SM Energy Co., Private Placement, Sr Unsec’d, 6.500%, 01/01/23[2]	115	115,863	0.1
SM Energy Co., Sr Unsec’d Nt, 6.500%, 11/15/21	400	407,000	0.4
6.625%, 02/15/19	130	133,250	0.1
Swift Energy Co., 8.875%, 01/15/20	100	105,000	0.1
Swift Energy Co., Co Guar, 7.875%, 03/01/22	189	189,945	0.2
Swift Energy Co., Sr Nt, 7.125%, 06/01/17[10]	510	513,825	0.5
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 8.250%, 07/01/16	280	291,200	0.3
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar, 7.875%, 10/15/18	130	140,400	0.1

OIL, GAS & CONSUMABLE FUELS (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Private Placement, Co Guar, 6.375%, 08/01/22[2]	$70	$69,825	0.1%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr Nt, Co Guar, 6.875%, 02/01/21	200	208,000	0.2
Vanguard Natural Resources LLC/VNR Finance Corp., Sr Unsec’d Nt, 7.875%, 04/01/20	120	120,000	0.1
W&T Offshore, Inc., Nt, Co Guar, 8.500%, 06/15/19	460	474,950	0.4
WPX Energy, Inc., Sr Unsec’d,
5.250%, 01/15/17	185	187,312	0.2
6.000%, 01/15/22	185	184,075	0.1

		12,720,879	12.0
Total Energy		14,873,224	14.0

FINANCIALS — 13.7%
CAPITAL MARKETS — 0.1%
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	135	134,325	0.1

COMMERCIAL BANKS — 2.2%
Bank of America Corp.,
VAR, 8.000%, 01/30/18[14]	285	296,879	0.3
VAR, 8.125%, 05/15/18[14]	665	697,791	0.6
Bank of America Corp., Sr Unsec’d Nt, 6.500%, 08/01/16	245	269,043	0.3
BankAmerica Institutional Capital B, Private Placement, 7.700%, 12/31/26[2]	250	253,750	0.3
NB Capital Trust II, 7.830%, 12/15/26	130	130,325	0.1
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom), 5.050%, 01/08/15	75	74,884	0.1
Royal Bank of Scotland N.V., Sub Nt, (Netherlands), VAR, 1.168%, 03/09/15	25	21,062	0.0	[12]
Wachovia Capital Trust III, VAR, 5.570%, 08/02/12[14]	570	544,350	0.5

		2,288,084	2.2

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER FINANCE — 2.2%
Ally Financial, Inc., 8.000%, 11/01/31	$842	$987,245	0.9%
Ally Financial, Inc., Co Guar,
6.250%, 12/01/17	505	531,922	0.5
8.000%, 03/15/20	505	580,750	0.6
Springleaf Finance Corp., 6.900%, 12/15/17	315	251,408	0.2

		2,351,325	2.2
DIVERSIFIED FINANCIAL SERVICES — 4.8%
ACE Cash Express, Inc., Private Placement, 11.000%, 02/01/19[2]	495	436,219	0.4
Aircastle Ltd., Sr Nt, (Bermuda), 9.750%, 08/01/18	130	143,975	0.1
Aircastle Ltd., Sr Unsec’d, (Bermuda), 7.625%, 04/15/20	100	101,500	0.1
Capmark Financial Group, Inc.,
05/10/10[1,4]	175	3,063	0.0	[12]
05/10/10[1,4]	2,285	39,985	0.0	[12]
Capmark Financial Group, Inc., Sr Sec’d Nt, VAR, 9.000%, 09/30/15	123	123,264	0.1
CIT Group, Inc., Private Placement, Sec’d Nt, 7.000%, 05/02/17[2]	378	378,861	0.3
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	255	274,762	0.3
CIT Group, Inc., Sr Unsec’d,
5.000%, 05/15/17	116	119,480	0.1
5.375%, 05/15/20	60	61,200	0.1
CIT Group, Inc., Sr Unsec’d Nt, 5.250%, 03/15/18	85	87,762	0.1
CNG Holdings, Inc., Private Placement, Sr Sec’d, 9.375%, 05/15/20[2]	180	184,500	0.2
Community Choice Financial, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 05/01/19[2]	125	123,750	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 4.280%, 12/21/65[2]	950	640,623	0.6
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	379,600	0.4
International Lease Finance Corp., 8.875%, 09/01/17	300	338,250	0.3

DIVERSIFIED FINANCIAL SERVICES (continued)
International Lease Finance Corp., Sr Unsec’d Nt,
8.250%, 12/15/20	$888	$1,016,913	1.0%
8.625%, 01/15/22	25	28,952	0.0	[12]
Lender Processing Services, Inc., Co Guar, 8.125%, 07/01/16	110	114,675	0.1
Nationstar Mortgage LLC/Nationstar Capital Corp., Private Placement, Co Guar, 9.625%, 05/01/19[2]	39	41,243	0.0	[12]
Nuveen Investments, Inc., Co Guar, 10.500%, 11/15/15	28	28,420	0.1
SquareTwo Financial Corp., Sr Sec’d Nt, 11.625%, 04/01/17	312	278,460	0.3
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	115	122,188	0.1

		5,067,645	4.8
INSURANCE — 3.6%
American International Group, Inc., VAR, 8.175%, 05/15/58	530	575,050	0.5
Catlin Insurance Co., Ltd., Private Placement, Jr Sub Nt, (Bermuda), VAR, 7.249%, 01/19/17[2,14]	300	264,000	0.3
CNO Financial Group, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	200	215,500	0.2
EP Energy LLC/EP Energy Finance, Inc., Private Placement, Sr Sec’d, 6.875%, 05/01/19[2]	97	101,365	0.1
EP Energy LLC/EP Energy Finance, Inc., Private Placement, Sr Unsec’d, 9.375%, 05/01/20[2]	323	334,709	0.3
Hartford Financial Services Group, Inc., Sub Nt, VAR, 8.125%, 06/15/38	100	104,750	0.1
HUB International Holdings, Inc., Private Placement, 10.250%, 06/15/15[2,10]	205	208,844	0.2
Liberty Mutual Group, Inc., Private Placement, VAR, 10.750%, 06/15/58[2]	1,045	1,421,200	1.3
Liberty Mutual Group, Inc., Private Placement, Sr Nt, Co Guar, 6.500%, 05/01/42[2]	53	53,646	0.1

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INSURANCE (continued)
Liberty Mutual Group, Inc., Private Placement, Sub Nt, Co Guar, 7.800%, 03/15/37[2]	$250	$252,500	0.2%
USI Holdings Corp., Private Placement, Sr Sub Nt, 9.750%, 05/15/15[2]	205	205,769	0.2
XL Group plc, Sub Nt, (Ireland), VAR, 6.500%, 04/15/17[14]	125	101,562	0.1

		3,838,895	3.6
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	150	159,000	0.1
CNL Lifestyle Properties, Inc., Sr Nt, Co Guar, 7.250%, 04/15/19	241	221,720	0.2
DuPont Fabros Technology LP, Nt, 8.500%, 12/15/17	105	115,500	0.1
First Industrial LP, Sr Nt, 6.420%, 06/01/14	180	185,696	0.2

		681,916	0.6
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Kennedy-Wilson, Inc., Sr Nt, Co Guar, 8.750%, 04/01/19	160	164,800	0.2

Total Financials		14,526,990	13.7

HEALTH CARE — 6.9%
HEALTH CARE PROVIDERS & SERVICES — 5.3%
Capella Healthcare, Inc., Co Guar, 9.250%, 07/01/17	165	170,775	0.2
CHS/Community Health Systems, Inc., Co Guar, 8.000%, 11/15/19	310	330,150	0.3
8.875%, 07/15/15	149	152,911	0.2
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
5.625%, 07/31/19[2]	67	69,848	0.1
5.875%, 01/31/22[2]	56	58,310	0.0	[12]
HCA, Inc., 5.750%, 03/15/14[10]	195	204,019	0.2
HCA, Inc., Co Guar, 7.500%, 02/15/22	750	817,500	0.8
HCA, Inc., Sr Sec’d Nt, 5.875%, 03/15/22	500	522,500	0.5
HCA, Inc., Sr Unsec’d Nt, 8.000%, 10/01/18	180	202,050	0.2

HEALTH CARE PROVIDERS & SERVICES (continued)
Health Management Associates, Inc., Private Placement, Sr Unsec’d Nt, 7.375%, 01/15/20[2]	$150	$159,562	0.1%
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	563	557,370	0.5
inVentiv Health, Inc., Private Placement, Sr Nt, 10.000%, 08/15/18[2]	307	264,020	0.2
Multiplan, Inc., Private Placement, Nt, 9.875%, 09/01/18[2]	700	766,500	0.7
National Mentor Holdings, Inc., Private Placement, Nt, Co Guar, 12.500%, 02/15/18[2]	375	373,594	0.4
OnCure Holdings, Inc., 11.750%, 05/15/17	320	228,800	0.2
Tenet Healthcare Corp., 8.875%, 07/01/19[10]	250	280,625	0.3
Tenet Healthcare Corp., Sr Sec’d Nt, 6.250%, 11/01/18	180	190,350	0.2
USPI Finance Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/20[2]	175	185,500	0.2
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc, Co Guar, 7.750%, 02/01/19	50	50,500	0.0	[12]
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Private Placement, Sr Nt, Co Guar, 7.750%, 02/01/19[2]	50	50,500	0.0	[12]

		5,635,384	5.3
PHARMACEUTICALS — 1.6%
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[1,3,4,9]	2,383	333,570	0.3
Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	500	543,125	0.5
Elan Finance plc/Elan Finance Corp., Nt, Co Guar, (Ireland), 8.750%, 10/15/16	500	543,125	0.5
Endo Pharmaceuticals Holdings, Inc., Co Guar, 7.000%, 07/15/19	75	81,562	0.1
7.250%, 01/15/22	100	108,375	0.1
Grifols, Inc., Sr Nt, Co Guar, 8.250%, 02/01/18	100	107,250	0.1

		1,717,007	1.6
Total Health Care		7,352,391	6.9

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INDUSTRIALS — 12.2%
AEROSPACE & DEFENSE — 0.2%
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	$120	$129,300	0.1%
Triumph Group, Inc., 8.625%, 07/15/18	80	88,800	0.1

		218,100	0.2
AIRLINES — 2.0%
American Airlines 2011-1 Class B Pass-Through Trust, Private Placement, 7.000%, 01/31/18[2]	302	299,334	0.3
Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21[10]	670	720,357	0.7
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 04/11/20	750	757,500	0.7
UAL 2007-1 Pass Through Trust, Private Placement,
VAR, 3.059%, 07/02/14	96	92,208	0.1
7.336%, 07/02/19	79	77,954	0.1
UAL 2009-2B Pass Through Trust, Private Placement, 12.000%, 01/15/16[2]	155	167,285	0.1

		2,114,638	2.0
BUILDING PRODUCTS — 0.5%
Masco Corp., Sr Unsec’d,
5.950%, 03/15/22	25	25,735	0.0	[12]
7.125%, 03/15/20	10	11,033	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 8.250%, 04/15/21[2]	150	154,500	0.2
Nortek, Inc., Co Guar, 8.500%, 04/15/21	235	229,713	0.2
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Private Placement, Co Guar, 10.000%, 06/01/20[2]	145	151,525	0.1

		572,506	0.5
COMMERCIAL SERVICES & SUPPLIES — 2.5%
B-Corp. Merger Sub, Inc., Private Placement, Sr Nt, 8.250%, 06/01/19[2]	200	198,500	0.2
Cenveo Corp., Nt, 8.875%, 02/01/18	375	335,625	0.3

COMMERCIAL SERVICES & SUPPLIES (continued)
Deluxe Corp., Sr Nt, Co Guar, 7.000%, 03/15/19	$156	$161,460	0.1%
Garda World Security Corp., Private Placement, (Canada), 9.750%, 03/15/17[2]	180	190,350	0.2
Harland Clarke Holdings Corp.,
VAR, 6.000%, 05/15/15[10]	447	337,485	0.3
9.500%, 05/15/15	40	33,200	0.0	[12]
Iron Mountain, Inc., 8.375%, 08/15/21	250	271,250	0.3
Iron Mountain, Inc., Co Guar, 7.750%, 10/01/19	100	108,000	0.1
Liberty Tire Recycling, Private Placement, Nt, 11.000%, 10/01/16[2]	275	253,000	0.2
Mead Products LLC/ACCO Brands Corp., Private Placement, Co Guar, 6.750%, 04/30/20[2]	60	63,300	0.1
Mobile Mini, Inc., Sr Nt, Co Guar, 7.875%, 12/01/20	200	211,500	0.2
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 11/15/13[1,4]	1,415	14,150	0.0	[12]
6.500%, 08/01/27[1,4]	810	8,100	0.0	[12]
9.750%, 01/15/15[1,4]	585	5,850	0.0	[12]
R.R. Donnelley & Sons Co., Sr Nt, 8.250%, 03/15/19	90	88,200	0.1
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
7.250%, 05/15/18	125	119,062	0.1
7.625%, 06/15/20	325	303,875	0.3

		2,702,907	2.5
CONSTRUCTION & ENGINEERING — 1.9%
Ashtead Capital, Inc., Private Placement, Co Guar, 6.500%, 07/15/22[2]	200	200,001	0.2
Goodman Networks, Inc., Private Placement, Sr Sec’d Nt, 12.125%, 07/01/18[2]	320	329,600	0.3
Great Lakes Dredge & Dock Corp., Co Guar, 7.375%, 02/01/19	50	50,000	0.0	[12]
New Enterprise Stone & Lime Co., Sr Nt, Co Guar, 11.000%, 09/01/18	655	414,288	0.4
Production Resource Group, Inc., Sr Unsec’d, 8.875%, 05/01/19[3,9]	100	75,500	0.1

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION & ENGINEERING (continued)
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr Nt, Co Guar, 8.250%, 02/01/21	$160	$170,400	0.2%
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18	400	401,000	0.4
United Rentals North America, Inc., 10.875%, 06/15/16	80	89,900	0.1
UR Financing Escrow Corp., Private Placement, Sr Unsec’d Nt,
7.375%, 05/15/20[2]	110	114,950	0.1
7.625%, 04/15/22[2]	150	157,125	0.1

		2,002,764	1.9
ELECTRICAL EQUIPMENT — 0.4%
Belden, Inc., Sr Sub Nt, Co Guar, 9.250%, 06/15/19	125	136,250	0.1
General Cable Corp., VAR, 2.843%, 04/01/15	250	232,500	0.2
International Wire Group, Inc., Private Placement, 9.750%, 04/15/15[2]	100	105,000	0.1

		473,750	0.4
ENVIRONMENTAL SERVICES — 0.1%
Casella Waste Systems, Inc., Sr Sub Nt, Co Guar, 7.750%, 02/15/19	90	88,650	0.1

INDUSTRIAL CONGLOMERATES — 0.3%
JB Poindexter & Co., Inc., Private Placement, Sr Nt, 9.000%, 04/01/22[2]	180	180,000	0.2
Trimas Corp., Sec’d Nt, 9.750%, 12/15/17	160	176,000	0.1

		356,000	0.3
MACHINERY — 1.1%
Actuant Corp., Private Placement, Co Guar, 5.625%, 06/15/22[2]	40	41,100	0.0	[12]
Boart Longyear Management Pty Ltd., Private Placement, Co Guar, (Australia), 7.000%, 04/01/21[2]	60	61,350	0.1
Columbus McKinnon Corp., Co Guar, 7.875%, 02/01/19	180	190,800	0.2
CPM Holdings, Inc., Sr Sec’d Nt, 10.625%, 09/01/14	55	58,300	0.1
Griffon Corp., Co Guar, 7.125%, 04/01/18	150	152,250	0.1

MACHINERY (continued)
Thermadyne Holdings Corp., Sr Sec’d Nt, 9.000%, 12/15/17	$525	$536,813	0.5%
Titan International, Inc., Sr Sec’d Nt, 7.875%, 10/01/17	125	128,750	0.1

		1,169,363	1.1
MARINE — 1.6%
ACL I Corp., Sr Unsec’d Nt, PIK, 10.625%, 02/15/16	335	335,094	0.3
Bluewater Holding BV, Private Placement, Nt, (Netherlands), VAR, 3.466%, 07/17/14[2]	400	336,000	0.3
Commercial Barge Line Co., Sr Nt, 12.500%, 07/15/17	350	395,500	0.4
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Sr Sec’d Nt, 8.625%, 11/01/17	31	28,830	0.0	[12]
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	157	158,178	0.2
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., Private Placement, Sr Sec’d, 8.875%, 11/01/17[2]	70	70,000	0.1
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Sr Nt, Co Guar, 9.250%, 04/15/19	190	174,800	0.2
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14[10]	176	148,720	0.1

		1,647,122	1.6
ROAD & RAIL — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.250%, 01/15/19	210	225,225	0.2
9.625%, 03/15/18	140	153,300	0.2
Hertz Corp. (The), Sr Nt, Co Guar,
6.750%, 04/15/19	103	107,120	0.1
7.500%, 10/15/18	237	254,182	0.2
Kansas City Southern de Mexico S.A. de C.V., Sr Unsec’d Nt, (Mexico),
6.125%, 06/15/21	110	121,000	0.1

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ROAD & RAIL (continued)
6.625%, 12/15/20	$88	$97,900	0.1%

		958,727	0.9
TRADING COMPANIES & DISTRIBUTORS — 0.2%
HD Supply, Inc., Private Placement, Sr Sec’d, 8.125%, 04/15/19[2]	175	189,000	0.2

TRANSPORTATION SERVICES — 0.5%
CEVA Group plc, Private Placement, Co Guar, (United Kingdom), 8.375%, 12/01/17[2]	313	303,610	0.3
OSX 3 Leasing B.V., Private Placement, Co Guar, (Netherlands),
9.250%, 03/20/15[2]	200	199,700	0.2

		503,310	0.5

Total Industrials		12,996,837	12.2

INFORMATION TECHNOLOGY — 6.5%
COMMUNICATIONS EQUIPMENT — 0.9%
Avaya, Inc., Private Placement, 7.000%, 04/01/19[2]	360	333,900	0.3
Avaya, Inc., Sr Nt, 9.750%, 11/01/15	300	248,250	0.2
Brightstar Corp., Private Placement, 9.500%, 12/01/16[2]	260	266,500	0.3
Nokia OYJ, Sr Unsec’d, (Finland),
5.375%, 05/15/19	103	81,113	0.1
6.625%, 05/15/39	65	50,207	0.0	[12]

		979,970	0.9
COMPUTERS & PERIPHERALS — 0.9%
Seagate HDD Cayman, Co Guar, (Cayman Islands), 7.750%, 12/15/18	450	497,813	0.5
Seagate HDD Cayman, Sr Nt, (Cayman Islands), 6.875%, 05/01/20	170	182,750	0.2
Sealed Air Corp., Private Placement, Sr Unsec’d Nt,
8.125%, 09/15/19[2]	70	78,050	0.0	[12]
8.375%, 09/15/21[2]	70	79,100	0.1
Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., Sr Sec’d Nt, (Bermuda), 12.000%, 03/29/15	84	73,080	0.1

		910,793	0.9

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Anixter, Inc., Sr Nt, Co Guar, 5.625%, 05/01/19	$50	$51,625	0.1%
CDW LLC/CDW Finance Corp., Co Guar, 8.500%, 04/01/19	229	243,885	0.2
Intcomex, Inc., 13.250%, 12/15/14	218	218,000	0.2
Kemet Corp., 10.500%, 05/01/18	193	198,790	0.2
Viasystems, Inc., Private Placement, Sr Sec’d, 7.875%, 05/01/19[2]	126	126,000	0.1

		838,300	0.8
INTERNET SOFTWARE & SERVICES — 0.5%
eAccess Ltd., Private Placement, Co Guar, (Japan), 8.250%, 04/01/18[2]	250	227,500	0.2
Equinix, Inc., Sub Nt, 8.125%, 03/01/18	185	204,887	0.2
Sabre, Inc., Private Placement, Sr Sec’d, 8.500%, 05/15/19[2]	120	121,800	0.1

		554,187	0.5
IT SERVICES — 2.3%
Ceridian Corp., Private Placement, Sr Sec’d, 8.875%, 07/15/19[2]	85	87,763	0.1
Fidelity National Information Services, Inc., Private Placement, Co Guar,
5.000%, 03/15/22[2]	150	152,625	0.1
7.625%, 07/15/17[2]	70	76,825	0.1
First Data Corp., 9.875%, 09/24/15	19	19,237	0.0	[12]
First Data Corp., Co Guar, 10.550%, 09/24/15	155	158,488	0.2
12.625%, 01/15/21	218	218,272	0.2
First Data Corp., Private Placement, Sec’d, PIK, 10.000%, 01/15/22[2]	220	221,941	0.2
First Data Corp., Private Placement, Sr Nt, 8.250%, 01/15/21[2]	205	205,000	0.2
iGate Corp., Sr Nt, Co Guar, 9.000%, 05/01/16	375	401,250	0.4
Sitel LLC/Sitel Finance Corp., Private Placement, Sr Sec’d, 11.000%, 08/01/17[2]	158	153,260	0.1
Sitel LLC/Sitel Finance Corp., Sr Unsec’d Nt, 11.500%, 04/01/18	850	605,625	0.6
Stream Global Services, Inc., Sr Nt, 11.250%, 10/01/14	100	102,000	0.1

		2,402,286	2.3

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Advanced Micro Devices, Inc., Sr Unsec’d Nt, 7.750%, 08/01/20	$100	$110,000	0.1%
8.125%, 12/15/17	150	162,750	0.1
Amkor Technology, Inc., 7.375%, 05/01/18	170	176,587	0.2
Amkor Technology, Inc., Sr Unsec’d Nt, 6.625%, 06/01/21	125	124,688	0.1
Freescale Semiconductor, Inc., Private Placement, Nt, 9.250%, 04/15/18[2]	105	112,350	0.1
Freescale Semiconductor, Inc., Sr Nt, Co Guar, 8.050%, 02/01/20	210	207,375	0.2
NXP B.V./NXP Funding LLC, Private Placement, (Netherlands), 9.750%, 08/01/18[2]	200	228,000	0.2

		1,121,750	1.0
SOFTWARE — 0.1%
Lawson Software, Inc., Private Placement, Sr Nt, 9.375%, 04/01/19[2]	120	128,100	0.1

Total Information Technology		6,935,386	6.5

MATERIALS — 13.3%
CHEMICALS — 1.3%
CF Industries, Inc., 7.125%, 05/01/20	90	109,575	0.1
Chemtura Corp., Sr Nt, Co Guar, 7.875%, 09/01/18	150	157,687	0.2
J.M. Huber Corp., Private Placement, Sr Unsec’d Nt, 9.875%, 11/01/19[2]	120	129,000	0.1
LyondellBasell Industries N.V., Private Placement, Co Guar, (Netherlands), 6.000%, 11/15/21[2]	335	367,662	0.3
Omnova Solutions, Inc., Sr Nt, Co Guar, 7.875%, 11/01/18	330	330,825	0.3
PolyOne Corp., 7.375%, 09/15/20	247	262,438	0.3

		1,357,187	1.3
CONSTRUCTION MATERIALS — 2.2%
Cemex Espana Finance LLC, 8.910%, 02/14/14[3,9]	500	485,625	0.5
Cemex Espana Luxembourg, Private Placement, Sr Sec’d Nt, (Spain), 9.875%, 04/30/19[2]	750	664,687	0.6
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 9.500%, 12/14/16[2]	200	195,000	0.2

CONSTRUCTION MATERIALS (continued)
Cemex S.A.B. de C.V., Private Placement, (Mexico), 9.000%, 01/11/18[2]	$500	$446,250	0.4%
Vulcan Materials Co., Sr Unsec’d Nt, 7.500%, 06/15/21	515	566,500	0.5

		2,358,062	2.2
CONTAINERS & PACKAGING — 2.8%
Ardagh Packaging Finance plc, Private Placement, Sr Sec’d Nt, (Ireland), 7.375%, 10/15/17[2]	200	212,500	0.2
Ardagh Packaging Finance plc, Private Placement, Sr Sub Nt, (Ireland), 9.125%, 10/15/20[2]	200	212,000	0.2
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., Private Placement, Sr Nt, Co Guar, (Ireland), 9.125%, 10/15/20[2]	200	210,000	0.2
Berry Plastics Corp., 9.500%, 05/15/18	370	394,050	0.4
Berry Plastics Corp., Co Guar, 8.250%, 11/15/15	165	175,312	0.1
Berry Plastics Corp., Sr Sec’d Nt, 9.750%, 01/15/21	300	326,250	0.3
Constar International, Inc., 11.000%, 12/31/17[3,9]	327	326,869	0.3
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Private Placement, Sr Sec’d Nt, 7.875%, 08/15/19[2]	250	270,625	0.2
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Private Placement, Sr Unsec’d Nt, 9.875%, 08/15/19[2]	275	285,313	0.3
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Private Placement, Nt, 8.250%, 02/15/21[2]	100	95,000	0.1
8.500%, 05/15/18[2]	400	392,000	0.4
9.000%, 04/15/19[2]	125	124,687	0.1

		3,024,606	2.8
METALS & MINING — 4.8%
AK Steel Corp., Sr Nt, Co Guar, 8.375%, 04/01/22	195	165,750	0.2

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING (continued)
APERAM, Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 04/01/18[2]	$300	$255,000	0.2%
ArcelorMittal, Sr Unsec’d, (Luxembourg), 6.250%, 02/25/22	75	73,456	0.1
Commercial Metals Co., Sr Unsec’d Nt, 6.500%, 07/15/17	150	151,125	0.1
7.350%, 08/15/18	75	76,687	0.1
Constellation Enterprises LLC, Private Placement, 10.625%, 02/01/16[2]	275	277,750	0.3
Edgen Murray Corp., Sr Nt, 12.250%, 01/15/15	63	62,685	0.1
FMG Resources August 2006 Pty Ltd., Private Placement, (Australia), 7.000%, 11/01/15[2]	50	51,000	0.0	[12]
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 02/01/18[2]	545	550,450	0.5
FMG Resources August 2006 Pty Ltd., Private Placement, Sr Unsec’d Nt, (Australia), 6.000%, 04/01/17[2]	54	54,270	0.0	[12]
6.875%, 04/01/22[2]	205	206,537	0.2
Gibraltar Industries, Inc., Sr Nt, Co Guar, 8.000%, 12/01/15	300	306,750	0.3
JMC Steel Group, Private Placement, 8.250%, 03/15/18[2]	200	198,500	0.2
Kaiser Aluminum Corp., Private Placement, Co Guar, 8.250%, 06/01/20[2]	461	470,220	0.4
Murray Energy Corp., Private Placement, 10.250%, 10/15/15[2]	100	87,750	0.1
New Gold, Inc., Private Placement, Co Guar, (Canada), 7.000%, 04/15/20[2]	56	57,680	0.1
Noranda Aluminum Acquisition Corp., Sr Nt, PIK, 4.730%, 05/15/15	487	465,238	0.4
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20	429	462,248	0.4
Severstal Columbus LLC, 10.250%, 02/15/18	200	200,250	0.2
Steel Dynamics, Inc., Co Guar, 7.625%, 03/15/20	150	160,500	0.2
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	35	33,425	0.0	[12]

METALS & MINING (continued)
Thompson Creek Metals Co., Inc., Co Guar, (Canada), 7.375%, 06/01/18	$150	$120,375	0.1%
United States Steel Corp., Sr Unsec’d Nt, 7.000%, 02/01/18	21	20,738	0.0	[12]
7.375%, 04/01/20	254	245,110	0.2
7.500%, 03/15/22	155	148,800	0.2
Wolverine Tube, Inc., Sr Sec’d Nt, 6.000%, 06/28/14[3,9]	188	178,745	0.2

		5,081,039	4.8
PAPER & FOREST PRODUCTS — 2.2%
Abitibi-Consolidated Co. of Canada, Escrow, (Canada), 6.000%, 06/20/13[1,4]	1,331	3,328	0.0	[12]
7.500%, 04/01/28[1,4]	287	717	0.0	[12]
Abitibi-Consolidated Co. of Canada, Sr Nt, Escrow, (Canada), 7.750%, 06/15/11[1,4]	479	1,198	0.0	[12]
8.375%, 04/01/15[1,4]	2,485	6,212	0.0	[12]
8.850%, 08/01/30[1,4]	102	255	0.0	[12]
Appleton Papers, Inc., Private Placement, Sr Sec’d Nt, 10.500%, 06/15/15[2]	600	642,000	0.6
Longview Fibre Paper & Packaging, Inc., Private Placement, Sr Sec’d Nt, 8.000%, 06/01/16[2]	100	100,000	0.1
Louisiana-Pacific Corp., Private Placement, Sr Unsec’d, 7.500%, 06/01/20[2]	83	86,943	0.1
NewPage Corp., Sr Sec’d Nt, 11.375%, 12/31/14[1,4]	1,500	967,500	0.9
Resolute Forest Products, Sr Sec’d Nt, 10.250%, 10/15/18	452	501,720	0.5
Smurfit-Stone Container Corp., Sr Nt, 8.000%, 03/15/17[1,3,4,9]	1,229	24,580	0.0	[12]
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12[1,3,4,9]	448	8,960	0.0	[12]

		2,343,413	2.2
Total Materials		14,164,307	13.3

TELECOMMUNICATION SERVICES — 8.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Cincinnati Bell, Inc., 8.750%, 03/15/18	120	115,500	0.1

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Clearwire Communications LLC/Clearwire Finance, Inc., Private Placement, 12.000%, 12/01/15[2]	$332	$302,120	0.3%
Frontier Communications Corp., Sr Nt, 8.250%, 04/15/17	115	123,625	0.1
8.500%, 04/15/20	115	121,900	0.1
8.750%, 04/15/22	110	115,500	0.1
Frontier Communications Corp., Sr Unsec’d, 9.250%, 07/01/21	175	188,125	0.2
Level 3 Financing, Inc., Co Guar, 8.625%, 07/15/20	35	36,750	0.0	[12]
Level 3 Financing, Inc., Sr Nt, Co Guar, 8.125%, 07/01/19	600	615,750	0.6
9.375%, 04/01/19	295	318,600	0.3
PAETEC Holding Corp., Sr Sec’d Nt, 8.875%, 06/30/17	200	215,500	0.2
Qwest Communications International, Inc., Sr Sec’d Nt, 7.125%, 04/01/18	200	211,000	0.2
Windstream Corp., 7.875%, 11/01/17	320	348,800	0.3
8.125%, 09/01/18	250	268,750	0.3
Windstream Corp., Co Guar, 7.500%, 06/01/22	70	72,100	0.1

		3,054,020	2.9
WIRELESS TELECOMMUNICATION SERVICES — 5.2%
Cricket Communications, Inc., 7.750%, 05/15/16	180	191,025	0.2
7.750%, 10/15/20	375	358,125	0.3
MetroPCS Wireless, Inc., 7.875%, 09/01/18	145	150,437	0.1
MetroPCS Wireless, Inc., Sr Nt, Co Guar, 6.625%, 11/15/20	400	394,000	0.4
Nextel Communications, Inc., 7.375%, 08/01/15[10]	775	775,969	0.7
NII Capital Corp., Co Guar, 7.625%, 04/01/21	100	85,750	0.1
NII Capital Corp., Sr Nt, 8.875%, 12/15/19	315	285,469	0.3
Sprint Capital Corp., Co Guar, 6.900%, 05/01/19	83	78,020	0.1
8.750%, 03/15/32	290	263,900	0.2
Sprint Nextel Corp., Nt, 6.000%, 12/01/16[10]	1,200	1,149,000	1.1

WIRELESS TELECOMMUNICATION SERVICES (continued)
Sprint Nextel Corp., Private Placement, Co Guar, 9.000%, 11/15/18[2]	$670	$748,725	0.7%
Sprint Nextel Corp., Private Placement, Sr Unsec’d Nt, 11.500%, 11/15/21[2]	72	80,280	0.1
VimpelCom Holdings B.V., Private Placement, Co Guar, (Netherlands), 6.255%, 03/01/17[2]	200	191,240	0.2
VimpelCom Holdings B.V., Private Placement, Nt, Co Guar, (Netherlands), 7.504%, 03/01/22[2]	200	187,888	0.2
Wind Acquisition Finance S.A., Private Placement, (Luxembourg), 7.250%, 02/15/18[2]	200	175,000	0.2
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 11.750%, 07/15/17[2]	160	129,200	0.1
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d, (Luxembourg), 7.250%, 02/15/18[2]	200	174,000	0.1
Wind Acquisition Holdings Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), PIK, 12.250%, 07/15/17[2]	134	92,111	0.1

		5,510,139	5.2
Total Telecommunication Services		8,564,159	8.1

UTILITIES — 4.1%
ELECTRIC UTILITIES — 0.1%
Puget Energy, Inc., Private Placement, Sr Sec’d, 5.625%, 07/15/22[2]	133	136,657	0.1

GAS UTILITIES — 0.2%
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar, 7.875%, 12/15/18	160	164,000	0.2
Genesis Energy LP/Genesis Energy Finance Corp., Private Placement, Sr Nt, Co Guar, 7.875%, 12/15/18[2]	40	41,000	0.0	[12]

		205,000	0.2
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.8%
Calpine Construction Finance Co. LP and CCFC Finance Corp., Private Placement, 8.000%, 06/01/16[2]	200	216,000	0.2

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (continued)
Dynegy Holdings, LLC, Sr Nt, 7.750%, 06/01/19[1,4]	$750		$502,500	0.5%
Dynegy Holdings, LLC, Sr Unsec’d Nt, 7.125%, 05/15/18[1,4]	500		335,000	0.3
Dynegy Roseton/Danskammer Pass Through Trust, Sr Unsec’d Nt, 7.670%, 11/08/16[1,4]	1,000		620,000	0.6
Edison Mission Energy, 7.200%, 05/15/19	500		278,750	0.2
Edison Mission Energy, Sr Unsec’d Nt, 7.000%, 05/15/17	1,000		560,000	0.5
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290		282,750	0.3
Homer City Funding LLC, 8.137%, 10/01/19	90		86,529	0.1
Texas Competitive Electric Holdings Co. LLC, Sr Nt, 10.250%, 11/01/15	350		90,125	0.1

			2,971,654	2.8
MULTI-UTILITIES — 1.0%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	980		1,065,750	1.0

Total Utilities			4,379,061	4.1

Total Corporate Bonds
(Cost $118,274,050)			117,128,968	110.2

LOAN PARTICIPATIONS & ASSIGNMENTS — 17.4%
CONSUMER DISCRETIONARY — 7.4%
AUTOMOBILES — 0.6%
Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	658		662,465	0.6

BROADCASTING & CABLE TV — 0.1%
Kabel Deutschland, Facility F Loan, VAR, 4.250%, 02/01/19	75		74,414	0.1
RCN Cable, Term Loan B, VAR, 6.500%, 08/26/16	24		23,954	0.0	[12]

			98,368	0.1
DIVERSIFIED CONSUMER SERVICES — 0.2%
Realogy Corp., Extended Synthetic Commitments, VAR, 4.491%, 10/10/16	17		15,734	0.0	[12]

DIVERSIFIED CONSUMER SERVICES (continued)
Realogy Corp., Extended Term Loan, VAR, 4.491%, 10/10/16	$213		$201,077	0.2%
Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.241%, 10/10/13	1		1,128	0.0	[12]

			217,939	0.2
GAMING — 1.4%
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.495%, 01/28/18	352		313,384	0.3
Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.245%, 01/28/15^	851		792,741	0.7
CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17^	213		210,269	0.2
Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	175		175,000	0.2

			1,491,394	1.4
HOTELS, RESTAURANTS & LEISURE — 0.4%
Landry’s, Inc., Term Loan,
VAR, 04/24/18^	—	[11]	13	0.0	[12]
VAR, 6.500%, 04/24/18^	105		104,868	0.1
MTL Publishing LLC, Term Loan, VAR, 03/01/18^	50		50,188	0.0	[12]
Outback Steakhouse, Inc., Prefunded RC Commitment, VAR, 0.061%, 06/14/13	1		732	0.0	[12]
Outback Steakhouse, Inc., Term Loan B, VAR, 2.563%, 06/14/14	53		51,714	0.0	[12]
ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/18/17	200		201,000	0.2
Wendy’s/Arby’s Restaurants LLC, Term Loan B, VAR, 4.750%, 05/15/19	70		68,967	0.1

			477,482	0.4
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Freedom Group, Inc., Term B Loan,
VAR, 5.500%, 04/19/19	2		1,591	0.0	[12]
VAR, 5.500%, 04/19/19	103		103,409	0.1

			105,000	0.1

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — 3.6%
Barrington Broadcasting Group LLC, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	$116	$115,974	0.1%
Clear Channel Communications, Inc., Term Loan B, VAR, 3.895%, 01/29/16^	811	646,051	0.6
Cumulus Radio, Term Loan, VAR, 5.750%, 09/17/18	149	148,435	0.1
Entercom Radio, Term Loan, VAR, 6.250%, 11/23/18	95	95,214	0.1
High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	184	183,528	0.2
Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	90	90,051	0.1
Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	100	99,875	0.1
Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	665	663,783	0.6
Newsday, Fixed Rate Term Loan B, VAR, 10.500%, 08/01/13	250	254,063	0.2
R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.000%, 10/24/14	170	74,506	0.1
VAR, 9.000%, 10/24/14	141	61,819	0.1
VAR, 9.000%, 10/24/14	57	25,144	0.0	[12]
Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16^	344	338,284	0.3
TL Acquisitions, Inc., Term Loan, VAR, 2.500%, 07/03/14	359	331,633	0.3
Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.495%, 03/31/17^	665	628,844	0.6
Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15^,1,3,4,9	396	105,875	0.1

		3,863,079	3.6
SPECIALTY RETAIL — 1.0%
Claire’s Stores, Term Loan B, VAR, 2.995%, 05/29/14	329	311,722	0.3
VAR, 3.216%, 05/29/14	142	134,201	0.1
Gymboree Corp., 1st Lien Term Loan,
VAR, 5.000%, 02/23/18	43	41,054	0.1
VAR, 5.000%, 02/23/18	323	305,390	0.3
J. Crew, 1st Lien Term Loan, VAR, 4.750%, 03/07/18	54	53,410	0.0	[12]

SPECIALTY RETAIL (continued)
VAR, 4.750%, 03/07/18	$56	$55,352	0.1%
VAR, 4.750%, 03/07/18	113	110,981	0.1

		1,012,110	1.0
Total Consumer Discretionary		7,927,837	7.4

CONSUMER STAPLES — 0.9%
FOOD & STAPLES RETAILING — 0.4%
Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	486	475,024	0.4

PERSONAL PRODUCTS — 0.5%
Targus, 1st Lien Term Loan, VAR, 11.000%, 05/24/16	495	494,589	0.5

Total Consumer Staples		969,613	0.9

ENERGY — 0.8%
OIL, GAS & CONSUMABLE FUELS — 0.8%
Arch Coal, Inc., Term Loan, VAR, 5.750%, 05/16/18^	192	188,135	0.2
Chesapeake Energy Corp., Term Loan, VAR, 8.500%, 12/02/17	350	346,899	0.3
NGPL PipeCo LLC, Term Loan, VAR, 6.750%, 09/15/17	293	286,407	0.3

Total Energy		821,441	0.8

FINANCIALS — 0.6%
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Harland Clarke Holdings Corp., Term Loan B, VAR, 2.745%, 06/30/14	76	67,289	0.1
VAR, 2.745%, 06/30/14	199	176,961	0.2
VAR, 2.745%, 06/30/14	59	52,419	0.0	[12]
VAR, 2.745%, 06/30/14	71	63,200	0.1
VAR, 2.961%, 06/30/14	70	61,961	0.0	[12]

		421,830	0.4
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
I-Star, Term Loan A-1, VAR, 5.000%, 06/28/13	72	71,859	0.1
VAR, 5.000%, 06/28/13	132	131,999	0.1

		203,858	0.2
Total Financials		625,688	0.6

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE — 0.5%
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Inventive Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	$99	$92,057	0.1%

Pharmaceuticals — 0.4%
Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/11/17	224	217,143	0.2
Aptalis Pharma, Inc., Term Loan,
VAR, 5.500%, 02/10/17	102	98,875	0.1
VAR, 5.500%, 02/10/17	11	10,662	0.0	[12]
Capsugel Holdings, Inc., Term Loan,
VAR, 5.250%, 08/01/18	55	54,824	0.0	[12]
VAR, 5.250%, 08/01/18	17	16,619	0.0	[12]
Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 5.250%, 09/15/17	49	48,916	0.1
VAR, 5.250%, 09/15/17	25	25,133	0.0	[12]

		472,172	0.4
Total Health Care		564,229	0.5

INDUSTRIALS — 2.0%
AIRLINES — 0.4%
Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	494	477,703	0.4

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cenveo Corp., Term Loan B, VAR, 6.625%, 12/21/16	163	162,097	0.1
SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	124	115,861	0.1
SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	225	192,375	0.2

		470,333	0.4
INDUSTRIAL CONGLOMERATES — 1.0%
BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,018	1,010,695	1.0

PAPER & FOREST PRODUCTS — 0.2%
Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 5.500%, 05/26/17	180	172,820	0.2

Total Industrials		2,131,551	2.0

INFORMATION TECHNOLOGY — 1.9%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	$50	$49,594	0.1%

INTERNET SOFTWARE & SERVICES — 0.2%
Go Daddy Group, Inc. (The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18	248	244,351	0.2%

IT SERVICES — 0.9%
Ceridian Corp., Extended Term Loan, VAR, 05/30/17^	72	68,780	0.1
First Data Corp., Initial Tranche B-3 Term Loan, VAR, 2.995%, 09/24/14	902	867,685	0.8

		936,465	0.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.489%, 12/01/16	387	366,179	0.4
NXP B.V., Term Loan B, VAR, 5.250%, 03/19/19	150	148,690	0.1
NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/04/17	94	94,288	0.1

		609,157	0.6
SOFTWARE — 0.1%
Misys plc, 1st Lien Term Loan, VAR, 10/22/18^	150	146,656	0.1

Total Information Technology		1,986,223	1.9

MATERIALS — 1.7%
CHEMICALS — 1.3%
AZ Chem US, Inc., Term Loan, VAR, 7.250%, 12/22/17	107	107,020	0.1
VAR, 7.250%, 12/22/17	1	1,369	0.0	[12]
Cristal Inorganic Chemicals (Millenium), 2nd Lien Term Loan, VAR, 6.211%, 11/15/14	500	497,500	0.5
Harko C.V., Term Loan B, VAR, 5.750%, 08/02/17	48	48,181	0.0	[12]
VAR, 5.750%, 08/02/17	66	65,386	0.1
Nexeo Solutions, Term Loan, VAR, 5.000%, 09/08/17	23	21,997	0.0	[12]
VAR, 5.000%, 09/08/17	20	19,797	0.0	[12]
VAR, 5.000%, 09/08/17	30	28,802	0.0	[12]

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CHEMICALS (continued)
PL Propylene LLC, Term Loan, VAR, 7.000%, 03/27/17	$106		$106,296	0.1%
PolyOne Corp., Term Loan B, VAR, 5.000%, 12/20/17	113		112,942	0.1
VAR, 5.000%, 12/20/17	1		1,340	0.0	[12]
Trinseo S.A., 1st Lien Term Loan, VAR, 6.000%, 08/02/17	407		380,797	0.4
VAR, 6.750%, 08/02/17	38		35,139	0.0	[12]

			1,426,566	1.3
CONTAINERS & PACKAGING — 0.3%
Reynolds Group Holdings, Term Loan C, VAR, 6.500%, 08/09/18	137		138,065	0.2
VAR, 6.500%, 08/09/18	—	[11]	353	0.0	[12]
Reynolds Group Holdings, U.S. Term Loan, VAR, 6.500%, 02/09/18	26		26,294	0.0	[12]
VAR, 6.500%, 02/09/18	—	[11]	130	0.0	[12]
VAR, 6.500%, 02/09/18	45		45,139	0.0	[12]
VAR, 6.500%, 02/09/18	51		50,834	0.1
VAR, 6.500%, 02/09/18	—	[11]	67	0.0	[12]
VAR, 6.500%, 02/09/18	—	[11]	116	0.0	[12]

			260,998	0.3
METALS & MINING — 0.1%
Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19^	119		118,979	0.1

Total Materials			1,806,543	1.7

TELECOMMUNICATION SERVICES — 0.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Level 3 Communications, Tranche A Term Loan, VAR, 2.491%, 03/13/14	71		70,090	0.1
VAR, 2.719%, 03/13/14	179		175,223	0.1
Level 3 Financing, Inc., Term Loan B3, VAR, 5.750%, 09/01/18	115		114,892	0.1
Zayo Group, Term Loan, VAR, 06/15/19^	109		109,503	0.1

Total Telecommunication Services			469,708	0.4

UTILITIES — 1.2%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.2%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.741%, 10/10/17	680		406,059	0.4

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (continued)
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 3.741%, 10/10/14	$680		$425,669	0.4%
TPF Generation Holdings LLC, 2nd Lien Term Loan, VAR, 4.711%, 12/15/14	411		400,190	0.4

Total Utilities			1,231,918	1.2

Total Loan Participations & Assignments
(Cost $19,171,714)			18,534,751	17.4

ASSET-BACKED SECURITIES — 1.3%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.945%, 01/25/35[3,9]	115		4,734	0.0	[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.745%, 09/25/34[3,9]	45		5,887	0.0	[12]
Unipac IX LLC, 13.000%, 04/11/13[3,9]	1,500		1,419,600	1.3

Total Asset-Backed Securities
(Cost $1,626,118)			1,430,221	1.3

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.8%
Banc of America Large Loan, Inc., Private Placement, Series 2010-HLTN, Class HLTN, VAR, 1.992%, 11/15/15[2] (Cost $860,891)	936		886,571	0.8

Total Fixed Income Investments
(Cost $140,055,696)			138,105,906	129.8

	Shares (000)
PREFERRED STOCKS — 3.8%
CONSUMER DISCRETIONARY — 1.3%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Pfd, Series C1,3,9	—	[11]	—	0.0

AUTOMOBILES — 0.2%
General Motors Co., Series B, Convertible Pfd, 4.750%, 12/01/13 ($50 par value)	7		232,400	0.2

DIVERSIFIED CONSUMER SERVICES — 0.6%
Carriage Services Capital Trust, Convertible Pfd, 7.000%, 06/01/29 ($50 par value)[15]	16		675,450	0.6

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

HOUSEHOLD DURABLES — 0.3%
M/I Homes, Inc., Pfd, Series A, 9.750%, 08/15/12 ($25 par value)[1,15]	20		$338,336	0.3%

MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd[1,3,9]	481		2,406	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 08/01/12 ($1,000 par value)[1,3,9,15]	—	[11]	151,500	0.2

			153,906	0.2
Total Consumer Discretionary			1,400,092	1.3

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., PIK, Pfd, ADR[3,9,16]	—	[11]	—	0.0

FINANCIALS — 2.4%
COMMERCIAL BANKS — 1.5%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14 ($50 par value)[15]	30		1,658,439	1.5

CONSUMER FINANCE — 0.6%
Ally Financial, Inc., Private Placement, 7.000%, 08/01/12 ($1,000 par value)[2,15]	1		544,382	0.5
GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)[15]	4		86,580	0.1

			630,962	0.6
INSURANCE — 0.3%
Hartford Financial Services Group, Inc., Pfd, VAR, 7.875%, 04/15/42 ($25 par value)[1,15]	4		113,568	0.1
XLIT Ltd., (Cayman Islands), Series D, VAR, 3.586%, 04/16/12 ($1,000 par value)[15]	—	[11]	182,437	0.2

			296,005	0.3
Total Financials			2,585,406	2.4

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,3,9]	2		—	0.0

MATERIALS — 0.1%
CONTAINERS & PACKAGING — 0.1%
Constar International, Inc., Pfd[1,3,9]	—	[11]	$96,823	0.1%

Total Preferred Stocks
(Cost $4,966,855)			4,082,321	3.8

COMMON STOCKS — 2.7%
CONSUMER DISCRETIONARY — 0.9%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Class C1,3,9	—	[11]	—	0.0

AUTOMOBILES — 0.4%
General Motors Co.[1]	15		294,479	0.3
Motors Liquidation Co. GUC Trust[1]	4		45,913	0.1

			340,392	0.4
BROADCASTING & CABLE TV — 0.0%[12]
Adelphia Recovery Trust[3,9]	157		2	0.0	[12]
Adelphia Recovery Trust, Contingent Value[1,3,9]	1,297		5,835	0.0	[12]

			5,837	0.0	[12]
HOTELS, RESTAURANTS & LEISURE — 0.0%[12]
Real Mex Restaurants, Inc., Class B, ADR[1,3,9]	200		11,400	0.0	[12]

LEISURE EQUIPMENT & PRODUCTS — 0.5%
True Temper Holdings, Inc. ADR[1,3,9]	43		511,652	0.5

SPECIALTY RETAIL — 0.0%[12]
Neebo, Inc.[1,3]	12		40,583	0.0	[12]

Total Consumer Discretionary			909,864	0.9

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., ADR[1,3,9]	106		—	0.0

FINANCIALS — 0.7%
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Capmark Financial Group, Inc.[1]	33		770,193	0.7

INDUSTRIALS — 0.0%[12]
BUILDING PRODUCTS — 0.0%[12]
Jupiter Holding I Corp.[1,3,9]	8		16,338	0.0	[12]

MARINE — 0.0%[12]
General Maritime Corp.[1,3,9]	—	[11]	7,050	0.0	[12]

Total Industrials			23,388	0.0	[12]

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2012 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

INFORMATION TECHNOLOGY — 0.2%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,3,9]	8		$—	0.0%

IT SERVICES — 0.1%
Unisys Corp.[1]	3		62,834	0.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Magnachip Semiconductor Corp., (Luxembourg)[1]	14		134,754	0.1

Total Information Technology			197,588	0.2

MATERIALS — 0.9%
CHEMICALS — 0.3%
LyondellBasell Industries N.V., (Netherlands), Class A	7		279,715	0.3

CONSTRUCTION MATERIALS — 0.1%
U.S. Concrete, Inc.[1]	10		49,554	0.1

CONTAINERS & PACKAGING — 0.0%[12]
Constar International, Inc., ADR[1,3,9]	4		2,012	0.0 [12]

METALS & MINING — 0.1%
Wolverine Tube, Inc., ADR[1,3,9]	8		150,174	0.1

PAPER & FOREST PRODUCTS — 0.4%
Resolute Forest Products, (Canada)[1]	37		431,354	0.4

Total Materials			912,809	0.9

TELECOMMUNICATION SERVICES — 0.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0%
XO Holdings, Inc.[1,3,9]	1		—	0.0

Total Common Stocks
(Cost $5,043,697)			2,813,842	2.7

WARRANTS — 0.2%
CONSUMER DISCRETIONARY — 0.2%
AUTOMOBILES — 0.2%
General Motors Co., expiring 07/10/16[1]	14		149,553	0.1
General Motors Co., expiring 07/10/19[1]	14		92,011	0.1

			241,564	0.2

SPECIALTY RETAIL — 0.0%
Neebo, Inc., expiring 06/20/19[1,3]	5		$—	0.0%

Total Consumer Discretionary			241,564	0.2

INDUSTRIALS — 0.0%
MARINE — 0.0%
General Maritime Corp., expiring 05/17/17[1,3,9]	—	[11]	—	0.0

Total Warrants
(Cost $486,401)			241,564	0.2

Total Equity Investments
(Cost $10,496,953)			7,137,727	6.7

SHORT-TERM INVESTMENT — 0.4%
INVESTMENT COMPANY — 0.4%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130%[5,13] (Cost $377,097)	377		377,097	0.4

TOTAL INVESTMENTS
(Cost $150,929,746)			145,620,730	136.9

Preferred Stock and Liabilities in Excess of Other Assets			(39,274,715)	(36.9)

Net Assets Applicable to Common Stockholders			$106,346,015	100.0%

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Jr	Junior
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of June 30, 2012.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $37,845,740 and 35.6% of net assets applicable to common stockholders.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of June 30, 2012 (Unaudited)

[3]	Fair valued security. These securities amounted to $4,863,649 and 4.6% of net assets applicable to common stockholders.
[4]	Security in default.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[7]	Step-up bond. Interest rate is effective rate as of June 30, 2012.
[9]	Security deemed to be illiquid. These securities amounted to $4,823,066 and 4.5% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, unfunded commitments, TBAs, when-issued securities and/or delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of June 30, 2012.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2012.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of June 30, 2012.

[16]	Security is considered distressed at June 30, 2012. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.
^	All or a portion of the security is unsettled as of June 30, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2012 (Unaudited)

ASSETS:
Investments in non-affiliates, at value	$145,243,633
Investments in affiliates, at value	377,097

Total investment securities, at value	145,620,730
Cash	147,508
Receivables:
Investment securities sold	2,725,157
Interest and dividends from non-affiliates	2,198,422
Dividends from affiliates	176
Unrealized appreciation on unfunded commitments	113
Other	12,856

Total Assets	150,704,962

LIABILITIES:
Payables:
Dividends on preferred stock	1,106
Investment securities purchased	1,178,656
Accrued liabilities:
Investment advisory fees	78,364
Administration fees	9,436
Custodian and accounting fees	5,750
Directors’ and Chief Compliance Officer’s fees	90
Other	85,545

Total Liabilities	1,358,947
Less: Outstanding Preferred Stock (1,720 shares at $25,000 per share) at liquidation value	43,000,000

Net Assets applicable to common stockholders	$106,346,015

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Common Stock, $0.01 par value; 49,996,320 shares authorized, 12,977,044 shares issued and outstanding	$129,770
Capital in excess of par	139,455,110
Undistributed net investment income (loss)	952,121
Accumulated net realized gains (losses)	(28,882,083)
Net unrealized appreciation (depreciation)	(5,308,903)

Total Net Assets applicable to common stockholders	$106,346,015

Shares Outstanding	12,977,044
Net Asset Value per Common Share(a) ($106,346,015/12,977,044)	$8.19
Cost of investments in non-affiliates	$150,552,649
Cost of investments in affiliates	377,097

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Interest income from non-affiliates	$5,833,990
Dividend income from non-affiliates	153,440
Dividend income from affiliates	1,409

Total Investment Income	5,988,839
EXPENSES:
Investment advisory fees (Note 5)	321,176
Administration fees (Note 5)	74,295
Custodian and accounting fees (Note 5)	27,417
Audit fees	64,184
Legal fees	14,993
Directors’ and Chief Compliance Officer’s fees	649
Printing and mailing costs	62,022
Transfer agent fees	8,319
Stock exchange listing fees	9,948
Other	18,187

Operating Expenses	601,190
Commissions on auction rate preferred stock	14,797

Total Expenses	615,987
Less amounts waived	(1,280)

Net Expenses	614,707

Net Investment Income (Loss)	5,374,132
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	352,855
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	4,073,233
Unfunded commitments	113

Change in net unrealized appreciation (depreciation)	4,073,346

Net realized/unrealized gains (losses)	4,426,201

Change in net assets resulting from operations	9,800,333
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS FROM NET INVESTMENT INCOME	(23,815)

NET INCREASE/(DECREASE) IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	$9,776,518

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended 6/30/2012 (Unaudited)	Year Ended 12/31/2011
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,374,132	$10,948,879
Net realized gain (loss)	352,855	(531,792)
Change in net unrealized appreciation (depreciation)	4,073,346	(9,120,386)
Distributions to preferred stockholders from net investment income	(23,815)	(60,368)

Net increase/(decrease) in net assets resulting from operations applicable to common stockholders	9,776,518	1,236,333

DISTRIBUTIONS TO COMMON STOCKHOLDERS FROM:
Net investment income	(5,448,112)	(11,521,550)

Total distributions to common stockholders	(5,448,112)	(11,521,550)

FUND SHARE TRANSACTIONS (NOTE 2):
Value of 8,174 and 12,252 shares issued in reinvestment of dividends to common stockholders in 2012 and 2011, respectively	71,029	108,711

Total increase in net assets derived from fund share transactions	71,029	108,711

Total net increase/(decrease) in net assets applicable to common stockholders	4,399,435	(10,176,506)
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Beginning of period	101,946,580	112,123,086

End of period	$106,346,015	$101,946,580

Undistributed Net Investment Income (Loss)	$952,121	$1,049,916

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Financial Highlights

(Contained below is per share operating performance data for a share of common stock outstanding, total return performance, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements calculated using average shares outstanding and market price data for the Fund’s shares.)

	For the Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31,
			2011		2010		2009		2008	2007
Net asset value, beginning of period	$7.86		$8.65		$7.79		$4.14		$9.15	$9.95

Net investment income (loss)	0.41		0.84		0.90		0.76		1.21	1.21
Net realized and unrealized gain/(loss) on investments	0.34		(0.74)		0.89		3.56		(5.18)	(0.84)
Distributions to preferred stockholders from net investment income	—	(14)	—	(14)	(0.01)		(0.01)		(0.16)	(0.27)

Net increase/(decrease) in net asset value resulting from operations	0.75		0.10		1.78		4.31		(4.13)	0.10

Distributions to Common Stockholders from:
Net investment income	(0.42)		(0.89)		(0.92)		(0.66)		(0.88)	(0.90)

Total distributions to common stockholders	(0.42)		(0.89)		(0.92)		(0.66)		(0.88)	(0.90)

Net asset value, end of period	$8.19		$7.86		$8.65		$7.79		$4.14	$9.15

Market value per share, end of period	$9.33		$8.95		$8.45		$7.38		$3.68	$8.10

TOTAL INVESTMENT RETURN:(1)
Based on market value per common share(2)(3)	9.39%		17.09%		27.90%		126.57%		(47.76)%	(9.01)%
Based on net asset value per common share(3)(4)	9.40%		0.42%		24.03%		112.51%		(47.98)%	1.24%
RATIOS TO AVERAGE NET ASSETS:(5)(6)
Net Expenses (including expenses related to leverage)(7)(8)(9)	0.83	%(12)	1.56	%(12)	1.74	%(12)	1.73	%(12)	0.59%	1.27%
Applicable to common stockholders only(7)(9)(10)	1.16	%(13)	2.17	%(13)	2.43	%(13)	2.70	%(13)	0.99%	1.92%
Net Expenses (prior to expenses related to leverage)(7)(8)(9)	0.81	%(12)	1.54	%(12)	1.67	%(12)	1.64	%(12)	0.49%	1.18%
Applicable to common stockholders only(7)(9)(10)	1.13	%(13)	2.14	%(13)	2.34	%(13)	2.56	%(13)	0.82%	1.79%
Net investment income(9)(10)	10.15%		9.90%		10.81%		12.80%		16.22%	12.18%
SUPPLEMENTAL DATA:
Net assets at end of period, net of preferred stock	$106,346,015		$101,946,580		$112,123,086		$100,899,931		$53,537,351	$118,402,436
Portfolio turnover rate(3)	28%		50%		58%		63%		36%	64%
SENIOR SECURITIES:
Number of preferred shares outstanding at end of period	1,720		1,720		1,720		1,720		1,720	2,640
Asset coverage per share of preferred stock outstanding at end of period(11)	$86,829		$84,271		$90,188		$83,663		$56,126	$69,849
Involuntary liquidation preference and average market value per share of preferred stock	$25,000		$25,000		$25,000		$25,000		$25,000	$25,000

[1]

Total investment return excludes the effects of commissions. Dividends and distributions to common stockholders, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Rights offerings, if any, are assumed, for purposes of this calculation, to be fully subscribed under the terms of the rights offering.

[2]

Assumes an investment at the common share market value at the beginning of the period indicated and sale of all shares at the closing common share market value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

[3]	Not annualized for periods less than one year.
[4]

Assumes an investment at the common share net asset value at the beginning of the period indicated and sale of all shares at the closing common share net asset value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

[5]	Ratios do not include the effect of dividends to preferred stock.
[6]	See Note 5 in the Notes to Financial Statements.
[7]	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
[8]	Ratios calculated relative to the average net assets of both common and preferred stockholders.
[9]	Annualized for periods less than one year.
[10]	Ratios calculated relative to the average net assets of common stockholders only.
[11]	Calculated by subtracting the Fund’s total liabilities (not including the preferred stock) from the Fund’s total assets, and dividing this by the number of preferred shares outstanding.
[12]

The Advisor and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2012 and the years ended December 31, 2011, 2010 and 2009. Without these waivers/reimbursements, the ratios would have been higher by less than 0.01%, less than 0.01%, 0.03% and 0.17%, respectively.

[13]

The Advisor and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2012 and the years ended December 31, 2011, 2010 and 2009. Without these waivers/reimbursements, the ratios would have been higher by less than 0.01%, less than 0.01%, 0.04% and 0.27%, respectively.

[14]	Amount rounds to less than $0.01.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES — Pacholder High Yield Fund, Inc. (the “Fund”) is a closed-end, diversified management investment company with a leveraged capital structure. The Fund’s investment objective is to provide a high level of total return through current income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of the value of its assets in high yield debt securities. The Fund invests primarily in high yield fixed income securities of domestic companies. The Fund was incorporated under the laws of the State of Maryland in August 1988.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors (the “Board”) or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (“JPMFM” or the Fund’s “Administrator”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the Fund’s “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence. At June 30, 2012, $4,863,649 of the Fund’s investments were fair valued.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at June 30, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$340,392	$—	$569,472		$909,864
Consumer Staples	—	—	—	(a)	—	(a)
Financials	770,193	—	—		770,193
Industrials	—	—	23,388		23,388
Information Technology	197,588	—	—	(a)	197,588
Materials	760,623	—	152,186		912,809
Telecommunication Services	—	—	—	(a)	—	(a)

Total Common Stocks	2,068,796	—	745,046		2,813,842

Preferred Stocks
Consumer Discretionary	—	1,246,186	153,906		1,400,092
Consumer Staples	—	—	—	(a)	—	(a)
Financials	200,148	2,385,258	—		2,585,406
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	96,823		96,823

Total Preferred Stocks	200,148	3,631,444	250,729		4,082,321

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$—	$1,430,221		$1,430,221
Commercial Mortgage-Backed Securities	—	886,571	—		886,571
Convertible Bonds
Consumer Discretionary	—	—	76,923		76,923
Materials	—	48,472	—		48,472

Total Convertible Bonds	—	48,472	76,923		125,395

Corporate Bonds
Consumer Discretionary	—	27,702,636	821,006		28,523,642
Consumer Staples	—	4,812,971	—	(a)	4,812,971
Energy	—	14,873,224	—		14,873,224
Financials	—	14,483,942	43,048		14,526,990
Health Care	—	7,018,821	333,570		7,352,391
Industrials	—	10,806,699	2,190,138		12,996,837
Information Technology	—	6,935,386	—		6,935,386
Materials	—	13,139,528	1,024,779		14,164,307
Telecommunication Services	—	8,564,159	—		8,564,159
Utilities	—	3,759,061	620,000		4,379,061

Total Corporate Bonds	—	112,096,427	5,032,541		117,128,968

Loan Participations & Assignments
Consumer Discretionary	—	7,821,962	105,875		7,927,837
Consumer Staples	—	969,613	—		969,613
Energy	—	821,441	—		821,441
Financials	—	625,688	—		625,688
Health Care	—	564,229	—		564,229
Industrials	—	2,131,551	—		2,131,551
Information Technology	—	1,986,223	—		1,986,223
Materials	—	1,806,543	—		1,806,543
Telecommunication Services	—	469,708	—		469,708
Utilities	—	1,231,918	—		1,231,918

Total Loan Participations & Assignments	—	18,428,876	105,875		18,534,751

Warrants
Consumer Discretionary	—	241,564	—	(a)	241,564
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	241,564	—	(a)	241,564

Short-Term Investment
Investment Company	377,097	—	—		377,097

Total Investments in Securities	2,646,041	135,333,354	7,641,335		145,620,730

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the six months ended June 30, 2012.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/12
Investments in Securities
Asset-Backed Securities	$1,499,754		$—	$(54,753)	$(12,907)	$—		$(1,873)	$—	$—	$1,430,221
Common Stocks — Consumer Discretionary	887,184		441,239	(340,381)	—	51,983		(476,388)	5,835	—	569,472
Common Stocks — Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Industrials	40,845		—	(22,157)	—	4,700		—	—	—	23,388
Common Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Materials	217,747		6,328	(65,561)	—	—		(6,328)	—	—	152,186
Common Stocks — Telecommunication Services	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—		—	—	—	76,923		—	—	—	76,923
Corporate Bonds — Consumer Discretionary	145,041		(103,178)	45,581	884	820,998		(88,320)	—	—	821,006
Corporate Bonds — Consumer Staples	414,702		—	(432,373)	—	17,671		—	—	—	—	(a)
Corporate Bonds — Financials	—		4,710	12,299	—	—		(4,710)	30,749	—	43,048
Corporate Bonds — Health Care	792,048		(2,061)	(499,893)	1,350	42,126		—	—	—	333,570
Corporate Bonds — Industrials	—		—	33,103	(1,198)	1,149,828		(49,383)	1,057,788	—	2,190,138
Corporate Bonds — Materials	973,265		—	31,430	5,672	14,412		—	—	—	1,024,779
Corporate Bonds — Utilities	—		—	10,000	—	—		—	610,000	—	620,000
Loan Participations & Assignments — Information Technology	728,764		(13,154)	21,937	5,381	—		(742,928)	—	—	—
Loan Participations & Assignments — Consumer Discretionary	—		—	(110,656)	—	—		(1,277)	217,808	—	105,875
Preferred Stocks — Consumer Discretionary	200,078		—	(46,172)	—	—		—	—	—	153,906
Preferred Stocks — Consumer Staples	—	(a)	—	—	—	1,659,346		(1,659,346)	—	—	—	(a)
Preferred Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Materials	90,682		—	6,141	—	—		—	—	—	96,823
Warrants — Consumer Discretionary	—		—	(46)	—	46		—	—	—	—	(a)
Warrants — Industrials	—		—	—	—	—	(a)	—	—	—	—	(a)

Total	$5,990,110		$333,884	$(1,411,501)	$(818)	$3,838,033		$(3,030,553)	$1,922,180	$—	$7,641,335

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at June 30, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $(1,127,433). This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements#
	Fair Value at 6/30/2012	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$20,462	Market Comparable Companies	EBITDA Multiple(b)	5.40 - 6.90x (6.75x)
			Discount for lack of marketability(a)	20% - 30% (27.29%)
	552,235	Consensus Pricing	Offered Quotes	$14.00 - $47.50 ($16.46)
			Discount for lack of marketability(a)	15% - 75% (19.43%)
	172,350	Broker Bid	Equity Broker Bid	$0 - $18.00 ($15.87)
	0	Contingent Claim	Likelihood of Trigger Event	0% (N/A)

Common Stock	745,047

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements#
	Fair Value at 6/30/2012		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	96,823		Discounted Cash Flow	Discount for lack of marketability(a)	15% (N/A)
				Probability of Insolvency	100% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple(b)	5.0x - 5.82x (N/A)
				Discount for lack of marketability(a)	30% (N/A)
	153,906		Broker Bid	Equity Broker Bid	$.01 - $.50 ($.49)

Preferred Stock	250,729
	975,960		Market Comparable Companies	EBITDA Multiple(b)	5.82x - 6.90x (6.39x)
				Discount for lack of marketability(a)	20% - 30% (24.94%)
				Probability of Default	86% (N/A)

Corporate Bond	975,960
	1,419,600		Discounted Cash Flow	Discount for lack of marketability(a)	4.5% (N/A)

Asset-Backed Securities	1,419,600
Warrants	0		Discounted Terms of Plan of Reorganization	Issue Price vs. Strike Price	0 (N/A)
#	The table above does not include certain level 3 securities that are valued by brokers. At 6/30/12, the value of these securities is $4,250,000.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

B.	FEDERAL TAXES — It is the Fund’s policy to make distributions to stockholders of net investment income and net realized capital gains to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund intends to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code and to distribute to stockholders each year substantially all of its taxable income, if any, including realized gains on investments.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The Fund reserves the right to retain investment company taxable income and/or net capital gains. As such, excise taxes may be recognized and paid on undistributed income and capital gain amounts.

Distributions paid by the Fund are subject to recharacterization for tax purposes. A portion of dividends paid may consist of net realized gains. To the extent that capital loss carryforwards are available to offset the distribution of capital gains but are not

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

utilized at the end of the Fund’s fiscal year, such capital gain distributions may be taxable to stockholders as ordinary income.

The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — ”temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

C.	SECURITIES TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on an identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

D.	EXPENSES AND DISTRIBUTIONS — Expenses are accrued as incurred. Dividends to common stockholders are generally declared and paid monthly from net investment income and distributions of net realized capital gains, if any, are paid at least annually. Dividends to preferred stockholders are accrued daily based on a variable interest rate set at weekly auctions or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock and are paid weekly from net investment income. Distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

E.	LOAN PARTICIPATIONS AND ASSIGNMENTS — The Fund may invest in loan participations and assignments of all or a portion of the loans. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

F.	UNFUNDED COMMITMENTS — The Fund may enter into commitments to buy and sell investments including commitments to buy loan participations and assignments to settle on future dates as part of its normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 1.E.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statement of Assets and Liabilities. The Fund segregates sufficient liquid assets for unfunded and funded commitments that will settle on future dates. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At June 30, 2012, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Commitment
					Amount	Value
Wendy’s/Arby’s Restaurants LLC	Delayed Term Loan	05/15/19	4.75%	4.75%	$54,924	$55,037

2.

COMMON STOCK — At June 30, 2012, there were 49,996,320 shares of common stock with a $0.01 par value authorized and 12,977,044 shares outstanding. During the six months ended June 30, 2012 and the year ended December 31, 2011, the Fund issued 8,174

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

and 12,252 shares of common stock, respectively, in connection with its dividend reinvestment plan.

3.	PREFERRED STOCK — On June 29, 2001, the Fund issued shares of Series W Auction Rate Cumulative Preferred Stock (“ARPS”) at an offering price of $25,000 per share. Dividends on these shares are paid weekly at an annual rate determined by a weekly auction or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock. In general, the holders of the ARPS and the common stock vote together as a single class, except that the ARPS stockholders, as a separate class, vote to elect two members of the Board of Directors. The ARPS have a liquidation value of $25,000 per share, plus accumulated and unpaid dividends. At June 30, 2012, accrued ARPS dividends were $1,106.

The Fund is subject to certain limitations and restrictions associated with outstanding shares of ARPS, including maintaining an asset coverage ratio of 200% for such shares. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common stockholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Stock at their liquidation value.

The weekly auction for the ARPS issued by the Fund has failed since February 13, 2008, due to insufficient demand (bids to buy shares) to meet supply (shares offered for sale) at the auction. Holders of preferred shares who wish to sell in an auction will not be able to do so until there is a successful auction with sufficient demand for the shares. Failed auctions are not considered a default by the Fund and do not alter the credit quality of the ARPS. However, failed auctions may increase the cost of the Fund’s leverage and decrease the income available for common stockholders. ARPS holders have continued to receive dividends at the “maximum rate” set on the date of the failed auction, and the redemption price of $25,000 per share (plus accumulated but unpaid dividends, if any) is unaffected. Based on the rating assigned to the Fund’s ARPS, the maximum rate may range from 150%-275% of the “AA” Financial Composite Commercial Paper Rate as of a given auction date. The maximum rate incurred during the six months ended June 30, 2012, ranged from 0.03% to 0.24%. The maximum rate as of the August 15, 2012 auction was 0.165%, which is 150% of the “AA” Financial Composite Commercial Paper Rate on that date.

4.	PURCHASES AND SALES OF SECURITIES — Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2012, aggregated $40,095,546 and $40,257,591, respectively. During the six months ended June 30, 2012, there were no purchases or sales of U.S. Government securities.

5.	TRANSACTIONS WITH INVESTMENT ADVISOR, ADMINISTRATOR, ACCOUNTING SERVICES AGENT AND CUSTODIAN — JPMIM, an indirect, wholly-owned subsidiary of JPMorgan, serves as investment advisor to the Fund under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, JPMIM is entitled to receive an annual investment advisory fee (the “Performance Fee”), computed and paid monthly after the end of each calendar month, at a rate that increases or decreases from a “fulcrum fee” of 0.90% of the Fund’s average net assets over a rolling 12-month period. The increase or decrease is calculated by comparing the total return investment performance of the Fund (net of all fees and expenses, including the advisory fee) for the prior 12-month period (the “Fund Return”) to the percentage change in the CSFB High Yield Index, Developed Countries Only (the “Index”) for the same period. The fee rate is 0.90% of the Fund’s average net assets if the performance of the Fund Return equals the Index Return. The fee rate increases or decreases from the 0.90% “fulcrum fee” by 10% of the difference between the Fund Return and the Index Return, up to the maximum fee rate of 1.40% or down to the minimum fee rate of 0.40%. The fee rate is calculated monthly based on the performance of the Fund compared to the Index during the rolling twelve month period. This rate is applied to the average net assets (defined as the total assets of the Fund minus liabilities other than the principal amount of any outstanding senior securities representing indebtedness and the liquidation preference of the ARPS) during the entire 12-month period. The compensation due to the Advisor after the end of each month shall be equal to 1/12th of the amount of the advisory fee calculated as stated above.

Advisory fees for the six months ended June 30, 2012 amounted to $321,176 which calculated to an annualized effective rate of 0.44%. The advisory fee rate calculated for the one month ended June 30, 2012 was a rate of 0.52%.

The Fund has an administrative services agreement with JPMFM (an affiliate of JPMIM) pursuant to which the Administrator provides administrative services to the Fund. Under the agreement, the Administrator receives from the Fund a fee, accrued at least weekly and paid monthly, at the annualized rate of 0.10% of the average weekly

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

net assets of the Fund. At June 30, 2012, accrued administrative fees were $9,436.

JPMFM and JPMIM have agreed that JPMFM will not increase the 10 basis point fee payable under the Fund’s administrative services contract through December 31, 2012.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

The Fund has a Global Custody and Fund Accounting Agreement (the “Agreement”) with JPMCB. For providing custody services under the Agreement, JPMCB is entitled to a fee from the Fund, accrued weekly and paid monthly. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

In addition JPMFM and JPMIM have agreed to cap director compensation expenses and legal fees payable by the Fund through December 31, 2012, at the amount of such compensation and fees for 2007 (exclusive of extraordinary director compensation and legal fees attributable to the 2008 Board consolidation whereby the former Board of Directors was elected). The agreed-upon cap does not apply to director compensation expenses for special meetings or to legal fees incurred with respect to matters not in the ordinary course of the Fund’s business.

In addition to investing cash collateral from securities lending in a J.P. Morgan money market fund, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor and Administrator waive fees in an amount sufficient to offset the advisory, administration and shareholder servicing fees each charged to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended June 30, 2012 was $1,280.

JPMCB provides derivative collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Other expenses on the Statement of Operations.

Certain officers of the Fund are affiliated with the Advisor and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Directors appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Directors’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Fund adopted a Directors’ Deferred Compensation Plan (the “Plan”) which allows the Independent Directors to defer the receipt of all or a portion of compensation related to performance of their duties as Directors. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

6.	COMPONENTS OF ACCUMULATED EARNINGS (LOSSES) — At June 30, 2012, the components of net assets applicable to common stockholders (excluding paid in capital) on a tax basis were as follows:

June 30, 2012
Gross unrealized appreciation on investments	$7,729,792
Gross unrealized depreciation on investments	(13,038,808)

Net unrealized appreciation (depreciation) on investments	$(5,309,016)

Cost of investments for Federal Tax purposes	$150,929,746

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Fund were carried forward for eight

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (concluded)

years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had post-enactment net capital loss carryforwards of $418,537 related to long-term losses.

At December 31, 2011, the Fund had the following pre-enactment net capital loss carryforwards expiring during the year indicated, which are available to offset future realized gains:

2012	2013	2015	2016	2017	2018	Total
$2,030,683	$6,916,560	$416,016	$1,876,547	$14,493,773	$1,551,726	$27,285,305

7.	ILLIQUID SECURITIES — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. At June 30, 2012, the Fund held illiquid securities representing 4.5% of net assets applicable to common stockholders.

8.	OTHER — The Fund may use related party broker-dealers. For the six months ended June 30, 2012, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

9.	RISKS, CONCENTRATIONS AND INDEMNIFICATIONS — The Fund invests at least 80% of its assets in high yield debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. These securities involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The ability of the issuers of debt and asset-backed securities, including sub-prime securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Fund’s officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Citigroup and Morgan Stanley are beneficial owners of a significant portion of the Fund’s outstanding ARPS and based on such ownership, could each be deemed to be an affiliate of the Fund. Both Citigroup and Morgan Stanley have informed the Fund that they intend to comply with a No Action Letter that enables them not to be deemed affiliates of the Fund. These parties could have an impact on matters that affect the Fund’s shareholders due to the voting rights associated with the ARPS, as detailed in the “Preferred Stock” note, included in this report.

As of June 30, 2012, the Fund is a party to certain securities loans and loan participations and assignments that were transacted with either Citigroup or Morgan Stanley in the normal course of business.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with asset-backed and mortgage-related securities such as collateralized mortgage obligations backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

PACHOLDER HIGH YIELD FUND, INC.

Annual Meeting Results (Unaudited)

The Fund held its 2012 annual meeting of shareholders on April 25, 2012, for the purpose of considering and voting upon the following proposals:

The results of voting were as follows (by number of shares):

Proposal 1: For nominees to the Board of Directors

Fergus Reid, III[1]
In favor	11,061,033
Against/Withheld	536,209

William J. Armstrong[1]
In favor	11,097,841
Against/Withheld	499,402

John F. Finn[1]
In favor	11,113,277
Against/Withheld	483,966

Dr. Matthew Goldstein[1]
In favor	11,078,058
Against/Withheld	519,185

Robert J. Higgins[1]
In favor	11,118,703
Against/Withheld	478,540

Frankie D. Hughes[1]
In favor	11,107,397
Against/Withheld	489,846

Peter C. Marshall[1]
In favor	11,115,280
Against/Withheld	481,963

Marilyn McCoy[1]
In favor	11,096,328
Against/Withheld	500,915

William G. Morton, Jr.[1]
In favor	11,063,082
Against/Withheld	534,161

Dr. Robert A. Oden, Jr.[1]
In favor	11,080,913
Against/Withheld	516,330

Leonard M. Spalding, Jr.[1]
In favor	11,060,977
Against/Withheld	536,266

Frederick W. Ruebeck[2]
In favor	1,571
Against/Withheld	19

James J. Schonbachler[2]
In favor	1,571
Against/Withheld	19

[1]	Elected by the holders of the Fund’s Auction Rate Preferred Stock and Common Stock voting together as a single class.
[2]	Elected by holders of the Fund’s Auction Rate Preferred Stock voting separately as a class.

PACHOLDER HIGH YIELD FUND, INC.

Supplemental Information (Unaudited)

Portfolio Holdings Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings as well as certain other fund facts and statistical information will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top 10 holdings as of the last day of each month as well as certain other fund facts and statistical information will also be available on the Fund’s website.

Statement of Additional Information

The Fund does not make available copies of its Statement of Additional Information because the Fund’s shares are not continuously offered, which means that the Statement of Additional Information has not been updated after completion of the Fund’s offerings and the information contained therein may have become outdated.

Proxy Voting

A description of the policies and procedures used by the Fund to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, on the Fund’s website at www.pacholder.com and (ii) on the SEC’s website at www.sec.gov.

Dividend Reinvestment Plan

The Fund’s Dividend Reinvestment Plan (the “Plan”) offers Common Stockholders (“Shareholders”) a convenient way to invest their income dividends and capital gain distributions in additional shares of the Fund’s common stock.

Shareholders who participate in the Plan will have all income dividends and capital gain distributions automatically reinvested by Computershare Investor Services LLC (the “Plan Agent”) pursuant to the Plan. When a dividend is declared, Shareholders who do not participate in the Plan will receive all distributions in cash, paid by check, mailed directly to the Shareholder of record (or if the shares are held in street name or nominee name, then to the nominee) by the Plan Agent, which serves as agent for the Shareholders in administering the Plan. Shareholders who participate in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset valued as described below. (i) If the shares are trading at net asset value or at a premium above net asset value on the payment date, the Fund will issue new shares at the greater of net asset value or 95% of the current market price. (ii) If the shares are trading at a discount from net asset value on payment date, the Plan Agent will receive the dividend or distribution in cash and apply it to the purchase of the Fund’s shares in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts. If before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average purchase price per share paid by the Plan Agent may exceed the exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. If the purchases have not been made prior to 30 days after the payment date, the Plan Agent may receive the uninvested portion in newly issued shares.

The Plan Agent’s fees for handling the reinvestment of Dividends will be paid by the Fund. There will be no brokerage charge to Shareholders for shares issued directly by the Fund as a result of dividends or distributions payable either in stock or cash. Each Shareholder who participates in the Plan, however will pay pro rate share of brokerage commissions incurred with respect to the Plan Agent’s open-market-purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of income dividends and capital gain distributions will not relieve a Shareholder of any federal, state or local income tax that may be payable on such dividends. Therefore, income and capital gains may still be realized even though Shareholders do not receive cash.

A Shareholder may terminate his/her account under the Plan by notifying the Plan Agent in writing. Upon termination, a shareholder can either receive a certificate for the number of full shares held in the Plan and a check for fractional shares or have shares sold by the Plan Agent and the proceeds sent to the shareholder, less a transaction fee of $15 plus $0.07 per share.

The Fund reserves the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at Computershare Trust Company, N.A. Dividend Reinvestment Services, P.O. Box A3309, Chicago, IL 60690-3309, by calling 888-294-8217 or www.computershare.com.

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number and account balances

■ transaction history and account transactions

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

■   open an account or provide contact information

■   give us your account information or pay us by check

■   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■   sharing for affiliates’ everyday business purposes – information about your creditworthiness

■   affiliates from using your information to market to you

■   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ J.P. Morgan Funds doesn’t jointly market.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to a semiannual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to a semiannual report.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases covered by this Item during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
September 6, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
September 6, 2012